SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Malamute Energy, Inc.	847	$ 847
			847
	Total Common Stock (Cost $0)		847
	Preferred Stock — 0.6%
	Banks — 0.2%
	Banks — 0.2%
[c,d]	AgriBank FCB 6.875% (LIBOR 3 Month + 4.23%)	40,000	4,020,000
[c,d]	CoBank ACB Series F, 6.25% (LIBOR 3 Month + 4.56%)	50,000	5,007,500
			9,027,500
	Diversified Financials — 0.2%
	Capital Markets — 0.2%
[a,d]	Gabelli Dividend & Income Trust Series J, 1.70%, 3/26/2028	412	10,286,816
			10,286,816
	Energy — 0.2%
	Oil, Gas & Consumable Fuels — 0.2%
[c]	Crestwood Equity Partners LP 9.25%	653,920	5,950,672
			5,950,672
	Total Preferred Stock (Cost $24,988,067)		25,264,988
	Asset Backed Securities — 23.8%
	Auto Receivables — 5.5%
	ACC Auto Trust,
[e]	Series 2021-A Class A, 1.08% due 4/15/2027	$ 3,297,572	3,229,955
[e]	Series 2022-A Class A, 4.58% due 7/15/2026	6,270,036	6,212,469
	ACC Trust,
[e]	Series 2019-2 Class B, 3.63% due 8/21/2023	744,901	744,409
[e]	Series 2019-2 Class C, 5.24% due 10/21/2024	1,900,000	1,890,762
[e]	Series 2021-1 Class A, 0.74% due 11/20/2023	321,926	321,471
[e]	Series 2022-1 Class A, 1.19% due 9/20/2024	3,492,385	3,442,473
	ACM Auto Trust,
[e]	Series 2022-1A Class A, 3.23% due 4/20/2029	5,883,677	5,863,764
[e]	Series 2022-1A Class B, 4.47% due 4/20/2029	2,000,000	1,986,093
[e]	American Credit Acceptance Receivables Trust, Series 2019-2 Class F, 5.81% due 6/12/2026	2,550,000	2,551,778
	Arivo Acceptance Auto Loan Receivables Trust,
[e]	Series 2019-1 Class A, 2.99% due 7/15/2024	146,261	146,237
[e]	Series 2019-1 Class B, 3.37% due 6/15/2025	2,000,000	1,985,922
[e]	Series 2021-1A Class A, 1.19% due 1/15/2027	471,634	464,093
[e]	Series 2021-1A Class C, 3.77% due 3/15/2027	900,000	870,801
[e]	Series 2021-1A Class D, 5.83% due 1/18/2028	850,000	799,661
	CarNow Auto Receivables Trust,
[e]	Series 2021-1A Class A, 0.97% due 10/15/2024	1,827,031	1,821,125
[e]	Series 2021-2A Class A, 0.73% due 9/15/2023	1,277,338	1,273,678
	Carvana Auto Receivables Trust,
[e]	Series 2019-4A Class R, 0.01% due 10/15/2026	8,000	2,776,483
[e]	Series 2020-P1 Class R, 0.01% due 9/8/2027	20,000	4,078,882
[e]	Series 2021-N1 Class R, due 1/10/2028	16,371	4,902,913
[e]	Series 2021-N2 Class R, 0.01% due 3/10/2028	7,000	3,109,150
	Series 2021-N3 Class A1, 0.35% due 6/12/2028	562,934	551,466
[e]	Series 2021-N4 Class R, due 9/12/2028	11,650	3,608,539
[e]	Series 2021-P1 Class R, due 12/10/2027	23,500	5,166,568
[e]	Series 2021-P2 Class R, due 5/10/2028	7,500	3,233,370
[e]	Series 2021-P3 Class R, due 9/11/2028	9,000	4,549,990
[e]	Series 2021-P4 Class R, due 9/11/2028	8,250	3,687,531
[e]	Series 2022-N1 Class E, 6.01% due 12/11/2028	6,000,000	5,470,360

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Series 2022-P1 Class R, 0.01% due 1/10/2029	$ 24,000	$ 8,748,118
[e]	Series 2022-P1 Class XS, 0.01% due 1/10/2029	697,343,223	3,211,126
[e]	CIG Auto Receivables Trust, Series 2019-1A Class D, 4.85% due 5/15/2026	2,000,000	2,000,068
	CPS Auto Receivables Trust,
[e]	Series 2018-B Class E, 5.61% due 12/16/2024	3,500,000	3,517,894
[e]	Series 2020-A Class F, 6.93% due 3/15/2027	3,500,000	3,448,381
[e]	Series 2020-B Class D, 4.75% due 4/15/2026	1,400,000	1,402,490
[e]	Series 2020-C Class F, 6.67% due 11/15/2027	1,000,000	980,110
[a,e]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	10,000,000	9,380,000
[e]	CPS Auto Trust, Series 2018-C Class E, 6.07% due 9/15/2025	2,000,000	2,013,257
[a,e]	Credit Suisse ABS Trust, Series 2020-AT1 Class CERT, 0.01% due 6/15/2026	10,000	492,829
[e]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	5,088,980	4,960,311
	FHF Trust,
[e]	Series 2020-1A Class A, 2.59% due 12/15/2023	425,599	425,273
[e]	Series 2021-2A Class A, 0.83% due 12/15/2026	3,783,121	3,611,118
	First Investors Auto Owner Trust,
[e]	Series 2019-1A Class E, 4.53% due 6/16/2025	3,640,000	3,634,613
[e]	Series 2020-1A Class C, 2.55% due 2/17/2026	3,830,000	3,801,840
[e]	Series 2022-1A Class E, 5.41% due 6/15/2029	5,000,000	4,905,953
	Flagship Credit Auto Trust,
[e]	Series 2018-4 Class R, 0.01% due 3/16/2026	13,000	1,075,786
[e]	Series 2019-1 Class E, 5.06% due 6/15/2026	2,500,000	2,452,611
[e]	Series 2019-1 Class R, 0.01% due 6/15/2026	24,000	1,666,972
[e]	Series 2019-3 Class R, 0.01% due 12/15/2026	15,000	2,059,131
[e]	Series 2019-4 Class R, 0.01% due 3/15/2027	8,000	1,235,493
[e]	Series 2022-1 Class E, 5.37% due 6/15/2029	6,120,000	5,496,933
	Foursight Capital Automobile Receivables Trust,
[e]	Series 2018-2 Class E, 5.50% due 10/15/2024	1,370,000	1,370,682
[e]	Series 2018-2 Class F, 6.48% due 6/15/2026	335,000	335,411
[e]	Series 2019-1 Class F, 5.57% due 11/16/2026	500,000	495,931
[e]	Series 2020-1 Class E, 3.49% due 4/15/2026	1,100,000	1,082,673
[e]	Series 2021-1 Class F, 4.06% due 8/15/2028	2,830,000	2,657,089
	GLS Auto Receivables Issuer Trust,
[e]	Series 2020-2A Class C, 4.57% due 4/15/2026	2,025,000	2,017,000
[e]	Series 2020-3A Class B, 1.38% due 8/15/2024	537,825	537,474
	JPMorgan Chase Bank NA - CACLN,
[e]	Series 2020 -1 Class R, 33.784% due 1/25/2028	1,847,128	2,172,404
[e]	Series 2020-2 Class R, 31.355% due 2/25/2028	8,766,578	10,292,357
[e]	Series 2021-1 Class R, 28.348% due 9/25/2028	3,378,021	3,979,403
[e]	Series 2021-2 Class G, 8.482% due 12/26/2028	3,950,000	3,728,509
	Lendbuzz Securitization Trust,
[e]	Series 2021-1A Class A, 1.46% due 6/15/2026	5,968,588	5,746,703
[e]	Series 2022-1A Class A, 4.22% due 5/17/2027	14,092,301	13,841,444
[e]	Octane Receivables Trust, Series 2020-1A Class A, 1.71% due 2/20/2025	794,506	786,774
[e]	Prestige Auto Receivables Trust, Series 2018-1A Class E, 5.03% due 1/15/2026	2,625,000	2,629,189
	Santander Consumer Auto Receivables Trust,
[e]	Series 2020-AA Class R, 0.01% due 1/16/2029	25,000	3,947,545
[e]	Series 2021-AA Class F, 5.79% due 8/15/2028	3,000,000	2,916,945
[e]	Series 2021-AA Class R, 0.01% due 8/15/2028	28,500	2,952,048
	Skopos Auto Receivables Trust,
[e]	Series 2019-1A Class C, 3.63% due 9/16/2024	868,265	866,074
[e]	Series 2019-1A Class D, 5.24% due 4/15/2025	2,650,000	2,600,358
[e]	U.S. Auto Funding LLC, Series 2019-1A Class C, 5.34% due 3/15/2023	171,137	171,161
	United Auto Credit Securitization Trust,
[e]	Series 2020-1 Class F, 9.08% due 1/12/2026	3,205,000	3,223,760
[e]	Series 2021-1 Class F, 4.30% due 9/10/2027	6,125,000	5,851,568
[e]	Series 2022-1 Class R, 0.01% due 11/10/2028	37,000	14,205,244
[e]	US Auto Funding, Series 2021-1A Class A, 0.79% due 7/15/2024	2,516,317	2,489,839
[e]	Veros Auto Receivables Trust, Series 2021-1 Class A, 0.92% due 10/15/2026	1,842,832	1,803,139
[e]	Veros Automobile Receivables Trust, Series 2020-1 Class D, 5.64% due 2/16/2027	7,000,000	6,934,351
			244,895,325
	Credit Card — 1.6%
[e]	Avant Credit Card Master Trust, Series 2021-1A Class A, 1.37% due 4/15/2027	3,000,000	2,740,142
[e]	Brex Commercial Charge Card Master Trust, Series 2021-1 Class A, 2.09% due 7/15/2024	3,150,000	3,089,255

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Continental Credit Card LLC,
[e]	Series 2019-1A Class A, 3.83% due 8/15/2026	$ 3,924,338	$ 3,890,713
[e]	Series 2019-1A Class C, 6.16% due 8/15/2026	6,440,000	6,276,487
	Continental Finance Credit Card ABS Master Trust,
[e]	Series 2020-1A Class A, 2.24% due 12/15/2028	3,000,000	2,829,924
[e]	Series 2020-1A Class B, 3.66% due 12/15/2028	3,700,000	3,482,215
	Genesis Private Label Amortizing Trust,
[e]	Series 2020-1 Class C, 4.19% due 7/20/2030	993,656	991,890
[e]	Series 2020-1 Class D, 6.63% due 7/20/2030	1,550,000	1,552,140
	Genesis Sales Finance Master Trust,
[e]	Series 2020-AA Class C, 2.99% due 9/22/2025	1,780,000	1,622,678
[e]	Series 2020-AA Class D, 4.71% due 9/22/2025	2,300,000	2,135,434
	Mercury Financial Credit Card Master Trust,
[e]	Series 2021-1A Class D, 6.26% due 3/20/2026	5,000,000	4,799,217
[e]	Series 2022-1A Class A, 2.50% due 9/21/2026	12,500,000	11,839,480
[e]	Mission Lane Credit Card Master Trust, Series 2021-A Class A, 1.59% due 9/15/2026	13,599,000	13,096,235
	Perimeter Master Note Business Trust,
[e]	Series 2019-2A Class A, 4.23% due 5/15/2024	2,966,000	2,934,728
[e]	Series 2019-2A Class B, 5.21% due 5/15/2024	6,500,000	6,372,683
[e]	Series 2019-2A Class C, 7.06% due 5/15/2024	1,463,000	1,463,798
			69,117,019
	Other Asset Backed — 14.2%
[d,e]	321 Henderson Receivables I LLC, Series 2006-3A Class A1, 1.524% (LIBOR 1 Month + 0.20%) due 9/15/2041	841,341	817,292
[e]	Affirm Asset Securitization Trust, Series 2021-Z2 Class A, 1.17% due 11/16/2026	1,992,535	1,939,790
[e]	Amur Equipment Finance Receivables VII LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	318,608	318,130
	Amur Equipment Finance Receivables VIII LLC,
[e]	Series 2020-1A Class E, 7.00% due 1/20/2027	2,237,613	2,195,762
[e]	Series 2020-1A Class F, 7.00% due 12/20/2027	6,301,302	6,173,958
	Aqua Finance Trust,
[e]	Series 2019-A Class A, 3.14% due 7/16/2040	1,537,081	1,487,785
[e]	Series 2019-A Class D, 6.07% due 7/16/2040	18,900,000	18,160,380
[e]	Series 2020-AA Class A, 1.90% due 7/17/2046	1,733,657	1,659,826
[e]	Series 2020-AA Class D, 7.15% due 7/17/2046	2,550,000	2,448,001
[e]	Series 2021-A Class A, 1.54% due 7/17/2046	5,257,032	4,854,982
[d,e,f]	Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1 Class A, 2.229% (SOFR30A + 1.45%) due 1/15/2037	20,000,000	19,499,230
[e]	Arm Master Trust LLC, Series 2021-T1 Class A, 2.43% due 11/15/2027	2,000,000	1,865,244
[e]	AXIS Equipment Finance Receivables LLC, Series 2021-1A Class F, 6.09% due 2/20/2029	8,152,000	7,483,280
	BHG Securitization Trust,
[e]	Series 2021-A Class A, 1.42% due 11/17/2033	8,125,392	7,771,039
[e]	Series 2021-A Class C, 3.69% due 11/17/2033	2,200,000	2,027,903
[e]	Series 2021-B Class A, 0.90% due 10/17/2034	4,180,380	3,970,789
[e]	Series 2022-A Class A, 1.71% due 2/20/2035	17,390,426	16,596,241
[d,e,f]	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A Class A, 4.213% due 12/16/2041	4,689,640	4,144,020
	CFG Investments Ltd.,
[e]	Series 2021-1 Class A, 4.70% due 5/20/2032	7,275,000	7,052,201
[e]	Series 2021-1 Class C, 7.48% due 5/20/2032	1,560,000	1,480,777
[e]	Series 2021-1 Class D, 9.07% due 5/20/2032	515,000	486,433
[e]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	1,508,415	1,430,651
[e]	Conn’s Receivables Funding LLC, Series 2021-A Class A, 1.05% due 5/15/2026	2,507,543	2,463,207
	Consumer Loan Underlying Bond Credit Trust,
[e]	Series 2018-P3 Class C, 5.54% due 1/15/2026	1,476,638	1,477,123
[e]	Series 2019-HP1 Class C, 4.70% due 12/15/2026	5,000,000	5,003,476
[d,e]	Series 2019-HP1 Class CERT, due 12/15/2026	100,000	1,074,853
[e]	Series 2019-P1 Class C, 4.66% due 7/15/2026	8,271,284	8,257,414
[e]	Series 2019-P2 Class C, 4.41% due 10/15/2026	865,514	862,647
[e,g]	CP EF Asset Securitization I LLC, Series 2022-1A Class A, 5.96% due 4/15/2030	14,900,000	14,898,866
	Dext ABS LLC,
[e]	Series 2020-1 Class A, 1.46% due 2/16/2027	1,579,201	1,557,072
[e]	Series 2021-1 Class A, 1.12% due 2/15/2028	4,937,388	4,759,358
[e]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	15,300,000	13,139,068
[e]	Diamond Issuer, Series 2021-1A Class A, 2.305% due 11/20/2051	10,983,000	9,651,880
	Diamond Resorts Owner Trust,
[e]	Series 2018-1 Class A, 3.70% due 1/21/2031	715,242	712,376
[e]	Series 2019-1A Class A, 2.89% due 2/20/2032	1,759,029	1,730,737

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e,f]	ECAF I Ltd., Series 2015-1A Class B1, 5.802% due 6/15/2040	$ 4,600,060	$ 1,299,572
[e]	Encina Equipment Finance LLC, Series 2022-1A Class A1, 3.76% due 8/16/2027	8,195,000	8,179,280
[e]	ExteNet LLC, Series 2019-1A Class A2, 3.204% due 7/26/2049	5,000,000	4,799,914
[e]	Fat Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 6.00% due 7/25/2051	8,000,000	7,695,528
	Foundation Finance Trust,
[e]	Series 2017-1A Class A, 3.30% due 7/15/2033	81,566	81,521
[e]	Series 2019-1A Class A, 3.86% due 11/15/2034	2,997,080	2,960,846
[e]	Series 2019-1A Class C, 5.66% due 11/15/2034	575,000	566,928
[e]	Series 2020-1A Class A, 3.54% due 7/16/2040	1,724,742	1,695,823
[e]	Series 2020-1A Class C, 5.75% due 7/16/2040	4,025,000	3,746,502
[e]	Series 2021-1A Class A, 1.27% due 5/15/2041	2,444,523	2,267,561
[e]	Series 2021-1A Class D, 4.96% due 5/15/2041	2,345,000	2,144,808
[e]	Series 2021-2A Class A, 2.19% due 1/15/2042	2,467,794	2,330,117
[e]	Series 2021-2A Class D, 5.73% due 1/15/2042	3,750,000	3,481,885
	Freed ABS Trust,
[e]	Series 2019-2 Class C, 4.86% due 11/18/2026	10,013,684	10,015,716
[e]	Series 2021-3FP Class A, 0.62% due 11/20/2028	1,834,468	1,829,488
[e]	Series 2022-2CP Class A, 3.03% due 5/18/2029	1,216,188	1,206,023
	Goldman Home Improvement Trust,
[e]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	11,456,182	10,655,997
[a,e]	Series 2021-GRN2 Class R, due 6/20/2051	41,500	3,078,829
[e]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	12,300,950	11,129,420
	GoodLeap Sustainable Home Solutions Trust,
[e]	Series 2021-3CS Class C, 3.50% due 5/20/2048	4,500,000	3,645,350
[e]	Series 2021-4GS Class A, 1.93% due 7/20/2048	4,389,794	3,738,648
[d,e,f]	Greystone Commercial Real Estate Notes Ltd., Series 2021-FL3 Class A, 2.344% (LIBOR 1 Month + 1.02%) due 7/15/2039	14,000,000	13,357,331
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	1,168,980	1,131,418
[e]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	1,571,610	1,517,607
[e]	InStar Leasing III LLC, Series 2021-1A Class C, 5.29% due 2/15/2054	6,928,688	6,204,386
[e]	LendingClub Receivables Trust, Series 2020-6A Class A, 2.75% due 11/15/2047	1,149,541	1,143,615
	LendingPoint Asset Securitization Trust,
[e]	Series 2012-B Class A, 4.77% due 10/15/2029	4,946,000	4,917,924
[e]	Series 2020-REV1 Class A, 2.731% due 10/15/2028	6,500,000	6,372,197
[e]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	4,000,000	3,969,778
[e]	Series 2021-A Class D, 5.73% due 12/15/2028	9,000,000	8,460,635
[e]	Series 2021-B Class D, 6.12% due 2/15/2029	5,000,000	4,585,668
[e]	Series 2022-A Class E, 7.02% due 6/15/2029	6,000,000	5,632,591
	LL ABS Trust,
[e]	Series 2020-1A Class C, 6.54% due 1/17/2028	2,200,000	2,172,991
[e]	Series 2021-1A Class A, 1.07% due 5/15/2029	3,363,689	3,245,449
	Loanpal Solar Loan Ltd.,
[a,e,h]	Series 2021-1GS Class R, 0.01% due 1/20/2048	13,252,480	10,922,694
[e]	Series 2021-2GS Class C, 3.50% due 3/20/2048	3,378,000	2,765,814
[e]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	2,947,000	2,557,079
	Marlette Funding Trust,
[e]	Series 2019-1A Class C, 4.42% due 4/16/2029	2,703,303	2,692,338
[e]	Series 2019-4A Class C, 3.76% due 12/17/2029	4,800,000	4,729,311
[e]	Series 2020-1A Class C, 2.80% due 3/15/2030	669,246	668,048
[e]	Series 2021-1A Class R, 0.01% due 6/16/2031	9,520	1,750,034
[e]	Series 2021-2A Class R, 0.01% due 9/15/2031	16,347	3,423,714
[e]	Series 2021-3A Class R, due 12/15/2031	15,892	5,416,615
[d,e,f]	MF1 Ltd., Series 2022-FL8 Class A, 2.142% (SOFR30A + 1.35%) due 2/19/2037	13,750,000	13,296,950
	Mosaic Solar Loan Trust,
[e]	Series 2020-1A Class C, 4.47% due 4/20/2046	221,895	221,314
[e]	Series 2020-2A Class D, 5.42% due 8/20/2046	1,110,199	1,070,567
[a,e]	Series 2020-2A Class R, 0.01% due 8/20/2046	1,042,152	478,243
[a,e]	Series 2021-1A Class R, 0.01% due 12/20/2046	6,661,833	2,658,737
[a,e]	Series 2021-2A Class R, 0.01% due 4/22/2047	9,930,000	2,161,761
[a,e]	Series 2021-3A Class R, 0.01% due 6/20/2052	12,320,000	3,320,240
	New Residential Advance Receivables Trust Advance Receivables Backed,
[e]	Series 2020-T1 Class AT1, 1.426% due 8/15/2053	8,500,000	8,116,842
[e]	Series 2020-T1 Class BT1, 1.823% due 8/15/2053	3,000,000	2,873,931
[e]	Series 2020-T1 Class CT1, 2.269% due 8/15/2053	3,400,000	3,262,989
[e]	Series 2020-T1 Class DT1, 3.011% due 8/15/2053	6,575,000	6,318,028
[e]	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1 Class AT1, 1.035% due 12/16/2052	21,560,000	21,154,536

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	NRZ Advance Receivables Trust,
[e]	Series 2020-T2 Class AT2, 1.475% due 9/15/2053	$ 18,705,000	$ 17,866,012
[e]	Series 2020-T2 Class CT2, 2.17% due 9/15/2053	3,000,000	2,861,137
[e]	Series 2020-T2 Class DT2, 2.863% due 9/15/2053	5,550,000	5,313,683
[e]	Series 2020-T3 Class AT3, 1.317% due 10/15/2052	4,484,000	4,440,451
[e]	Series 2020-T3 Class DT3, 2.458% due 10/15/2052	1,760,000	1,744,701
	Ocwen Master Advance Receivables Trust,
[e]	Series 2020-T1 Class AT1, 1.278% due 8/15/2052	7,242,105	7,224,188
[e]	Series 2020-T1 Class BT1, 1.774% due 8/15/2052	2,580,000	2,572,466
[e]	Series 2020-T1 Class CT1, 2.32% due 8/15/2052	1,339,790	1,336,623
[e]	Series 2020-T1 Class DT1, 3.061% due 8/15/2052	7,563,474	7,544,465
	Oportun Funding LLC,
[e]	Series 2020-1 Class B, 3.45% due 5/15/2024	4,720,278	4,715,594
[e]	Series 2022-1 Class A, 3.25% due 6/15/2029	10,097,980	9,943,334
[d,e]	Series 2022-1 Class CERT, due 6/15/2029	11,000	6,280,122
[e]	Oportun Issuance Trust, Series 2022-A Class A, 5.05% due 6/9/2031	10,588,000	10,478,146
	Pagaya AI Debt Selection Trust,
[e]	Series 2020-3 Class A, 2.10% due 5/17/2027	198,949	198,671
[e]	Series 2021-1 Class A, 1.18% due 11/15/2027	4,982,852	4,855,341
[e]	Series 2021-3 Class A, 1.15% due 5/15/2029	6,747,922	6,552,466
[e]	Series 2021-HG1 Class A, 1.22% due 1/16/2029	4,236,645	4,040,961
	Pagaya AI Debt Trust,
[e]	Series 2022-1 Class A, 2.03% due 10/15/2029	14,042,584	13,567,124
[e]	Series 2022-2 Class A, 4.97% due 1/15/2030	7,135,000	7,082,226
[e]	Pawnee Equipment Receivables LLC, Series 2020-1 Class A, 1.37% due 11/17/2025	934,620	922,161
[e]	Prosper Marketplace Issuance Trust, Series 2019-4A Class C, 4.95% due 2/17/2026	4,419,134	4,412,388
	Prosper Pass-Thru Trust,
[e]	Series 2019-ST1 Class CERT, 0.01% due 7/15/2025	13,363,728	381,009
[e]	Series 2019-ST2 Class R1, 0.01% due 11/15/2025	6,385,267	892,239
[e]	Series 2019-ST2 Class R2, 0.01% due 11/15/2025	3,193,133	446,189
[e]	SCF Equipment Leasing LLC, Series 2019-2A Class C, 3.11% due 6/21/2027	7,300,000	6,957,725
[e]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	8,549,021	7,851,922
[e]	SolarCity LMC Series I LLC, Series 2013-1 Class A, 4.80% due 11/20/2038	1,348,963	1,304,972
[e]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	5,260,218	5,242,537
[e]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	3,300,000	3,009,690
[e]	Theorem Funding Trust, Series 2021-1A Class A, 1.21% due 12/15/2027	5,000,925	4,873,880
	Upstart Pass-Through Trust,
[e]	Series 2020-ST1 Class A, 3.75% due 2/20/2028	1,392,318	1,365,602
[e]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	1,316,226	1,296,743
[e]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	1,734,423	1,695,112
[e]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	1,264,449	1,191,703
[e]	Series 2021-ST6 Class A, 1.85% due 8/20/2027	3,408,689	3,278,869
[e]	Series 2021-ST8 Class CERT, 0.01% due 10/20/2029	5,400,000	3,232,521
[e]	Series 2021-ST9 Class CERT, 0.01% due 11/20/2029	1,414,000	860,548
	Upstart Securitization Trust,
[e,h]	Series 2018-2 Class CERT, 0.01% due 12/22/2025	84,500	4,175,740
[e]	Series 2020-1 Class B, 3.093% due 4/22/2030	3,815,039	3,799,662
[e]	Series 2021-2 Class A, 0.91% due 6/20/2031	1,619,881	1,578,440
[e]	Series 2021-3 Class CERT, due 7/20/2031	7,165	2,677,419
[e]	Series 2021-4 Class A, 0.84% due 9/20/2031	3,628,377	3,522,708
[e]	Series 2021-4 Class CERT, 0.01% due 9/20/2031	4,706	2,634,387
[e]	Upstart Structured Pass-Through Trust, Series 2022-1A Class A, 3.40% due 4/15/2030	14,745,212	14,085,402
			628,880,201
	Student Loan — 2.5%
	College Ave Student Loans LLC,
[d,e]	Series 2021-A Class A1, 2.724% (LIBOR 1 Month + 1.10%) due 7/25/2051	3,471,676	3,430,819
[e]	Series 2021-A Class A2, 1.60% due 7/25/2051	330,636	298,372
[d,e]	Series 2021-C Class A1, 2.524% (LIBOR 1 Month + 0.90%) due 7/26/2055	6,452,111	6,287,926
	Commonbond Student Loan Trust,
[e]	Series 18-CGS Class A1, 3.87% due 2/25/2046	579,590	569,053
[e]	Series 2020-1 Class A, 1.69% due 10/25/2051	2,189,509	2,082,149
[e]	Series 2021-BGS Class A, 1.17% due 9/25/2051	3,233,075	2,934,710
	National Collegiate Student Loan Trust,
[d]	Series 2004-2 Class B, 2.164% (LIBOR 1 Month + 0.54%) due 12/26/2033	20,336,852	19,586,923

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	Series 2006-1 Class A5, 1.974% (LIBOR 1 Month + 0.35%) due 3/25/2033	$ 16,663,100	$ 15,657,127
[d]	Series 2006-4 Class A4, 1.934% (LIBOR 1 Month + 0.31%) due 5/25/2032	6,182,392	5,833,813
[d]	Series 2007-2 Class A4, 1.914% (LIBOR 1 Month + 0.29%) due 1/25/2033	2,952,272	2,735,055
[d,e]	Navient Private Education Refi Loan Trust, Series 2019-D Class A2B, 2.374% (LIBOR 1 Month + 1.05%) due 12/15/2059	4,411,236	4,368,945
[d,e]	Nelnet Private Education Loan Trust, Series 2016-A Class A1A, 3.374% (LIBOR 1 Month + 1.75%) due 12/26/2040	157,558	157,583
	Nelnet Student Loan Trust,
[d,e]	Series 2015-2A Class A2, 2.224% (LIBOR 1 Month + 0.60%) due 9/25/2047	2,488,895	2,414,053
[d,e]	Series 2021-CA Class AFL, 2.335% (LIBOR 1 Month + 0.74%) due 4/20/2062	4,347,282	4,257,027
[d,e]	Series 2021-DA Class AFL, 2.285% (LIBOR 1 Month + 0.69%) due 4/20/2062	5,009,502	4,911,252
[d,e,f]	Prodigy Finance DAC, Series 2021-1A Class A, 2.874% (LIBOR 1 Month + 1.25%) due 7/25/2051	1,501,603	1,461,760
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 1.934% (LIBOR 3 Month + 0.75%) due 4/25/2023	712,262	686,765
[d]	Series 2008-5 Class A4, 2.884% (LIBOR 3 Month + 1.70%) due 7/25/2023	928,711	928,600
[d]	Series 2011-2 Class A2, 2.824% (LIBOR 1 Month + 1.20%) due 10/25/2034	4,445,356	4,426,998
[d]	Series 2012-1 Class A3, 2.574% (LIBOR 1 Month + 0.95%) due 9/25/2028	1,938,352	1,874,058
[d]	Series 2013-6 Class A3, 2.274% (LIBOR 1 Month + 0.65%) due 6/26/2028	2,101,750	2,017,135
	SMB Private Education Loan Trust,
[e]	Series 2021-A Class R, 0.01% due 1/15/2053	2,742	7,828,469
[d,e]	Series 2021-D Class A1B, 1.924% (LIBOR 1 Month + 0.60%) due 3/17/2053	3,492,806	3,433,451
[e]	Series 2022-A Class D, 4.75% due 11/16/2054	6,000,000	5,604,864
[e]	SoFi Professional Loan Program Trust, Series 2021-B Class R1, due 2/15/2047	90,000	4,763,142
[d,e]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 2.312% (LIBOR 1 Month + 0.70%) due 11/20/2061	3,459,116	3,417,971
			111,968,020
	Total Asset Backed Securities (Cost $1,085,587,100)		1,054,860,565
	Corporate Bonds — 48.2%
	Automobiles & Components — 1.2%
	Auto Components — 0.1%
[e]	Real Hero Merger Sub 2, Inc., 6.25% due 2/1/2029	4,616,000	3,506,452
	Automobiles — 0.9%
[d,e,f]	BMW Finance NV, 2.19% (LIBOR 3 Month + 0.79%) due 8/12/2022	4,000,000	3,999,680
[e]	Daimler Finance North America LLC, 2.125% due 3/10/2025	7,500,000	7,128,450
[d,e]	Daimler Trucks Finance North America LLC, 2.23% (SOFR + 0.75%) due 12/13/2024	4,099,000	4,042,557
	Hyundai Capital America,
[e]	0.875% due 6/14/2024	2,950,000	2,759,312
[e]	1.00% due 9/17/2024	7,143,000	6,639,061
[e]	1.80% due 10/15/2025 - 1/10/2028	1,933,000	1,732,402
[e]	2.375% due 2/10/2023 - 10/15/2027	8,092,000	7,880,497
[e]	3.00% due 2/10/2027	2,750,000	2,532,200
	Hyundai Capital Services, Inc.,
[e,f]	1.25% due 2/8/2026	830,000	746,734
[e,f]	3.75% due 3/5/2023	971,000	973,165
	Nissan Motor Acceptance Co. LLC,
[d,e]	1.671% (LIBOR 3 Month + 0.65%) due 7/13/2022	440,000	439,930
[d,e]	2.924% (LIBOR 3 Month + 0.69%) due 9/28/2022	460,000	459,660
	Construction & Engineering — 0.2%
[e,f]	IHS Netherlands Holdco BV, 8.00% due 9/18/2027	13,800,000	12,037,188
			54,877,288
	Banks — 0.4%
	Banks — 0.4%
[d]	Capital One NA, 2.191% (LIBOR 3 Month + 0.82%) due 8/8/2022	2,326,000	2,326,302
[d]	Citizens Bank NA/Providence RI, 3.182% (LIBOR 3 Month + 0.95%) due 3/29/2023	4,000,000	4,003,720
[e,f]	Macquarie Bank Ltd., 3.624% due 6/3/2030	2,800,000	2,450,644
[d,e,f]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	5,177,000	4,620,110
	Santander Holdings USA, Inc.,
	3.244% due 10/5/2026	1,815,000	1,701,835
	3.45% due 6/2/2025	1,185,000	1,142,589
			16,245,200
	Capital Goods — 1.9%
	Aerospace & Defense — 1.0%
	Boeing Co., 2.196% due 2/4/2026	2,832,000	2,555,795

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	BWX Technologies, Inc.,4.125% due 6/30/2028 - 4/15/2029	$ 12,961,000	$ 11,488,301
[e]	Spirit AeroSystems, Inc., 7.50% due 4/15/2025	7,817,000	7,304,908
	Teledyne Technologies, Inc.,
	2.25% due 4/1/2028	4,423,000	3,832,839
	2.75% due 4/1/2031	2,217,000	1,854,055
	TransDigm, Inc.,
[e]	6.25% due 3/15/2026	12,244,000	11,831,500
[e]	8.00% due 12/15/2025	5,600,000	5,672,856
	Machinery — 0.5%
[e,f]	ATS Automation Tooling Systems, Inc., 4.125% due 12/15/2028	9,620,000	8,120,627
	Flowserve Corp., 3.50% due 10/1/2030	4,053,000	3,431,513
	nVent Finance Sarl,
[f]	2.75% due 11/15/2031	4,097,000	3,328,075
[f]	4.55% due 4/15/2028	3,000,000	2,896,800
	Westinghouse Air Brake Technologies Corp., 4.40% due 3/15/2024	3,854,000	3,845,829
	Trading Companies & Distributors — 0.4%
[e]	IAA, Inc., 5.50% due 6/15/2027	19,559,000	18,214,123
			84,377,221
	Commercial & Professional Services — 1.3%
	Commercial Services & Supplies — 1.0%
[e]	ACCO Brands Corp., 4.25% due 3/15/2029	12,736,000	10,455,364
[e,f]	Cimpress plc, 7.00% due 6/15/2026	9,141,000	7,286,931
	CoreCivic, Inc., 8.25% due 4/15/2026	3,856,000	3,761,065
[e]	Nielsen Finance LLC/Nielsen Finance Co., 5.875% due 10/1/2030	9,182,000	8,435,228
	Quanta Services, Inc., 0.95% due 10/1/2024	10,069,000	9,321,981
[e,f]	Ritchie Bros Auctioneers, Inc., 5.375% due 1/15/2025	3,026,000	2,963,695
	Hotels, Restaurants & Leisure — 0.0%
[e]	Magallanes, Inc., 3.428% due 3/15/2024	1,800,000	1,764,648
	Machinery — 0.1%
	Scotts Miracle-Gro Co., 5.25% due 12/15/2026	2,000,000	1,870,360
	Media — 0.0%
[e]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75% due 2/1/2032	900,000	740,988
	Professional Services — 0.2%
	Gartner, Inc.,
[e]	3.625% due 6/15/2029	7,155,000	6,169,900
[e]	4.50% due 7/1/2028	3,749,000	3,411,215
			56,181,375
	Consumer Durables & Apparel — 0.6%
	Household Durables — 0.3%
[e]	CD&R Smokey Buyer, Inc., 6.75% due 7/15/2025	13,833,000	12,280,108
[e,f]	Panasonic Corp., 2.536% due 7/19/2022	2,790,000	2,788,633
	Leisure Products — 0.3%
[e]	Vista Outdoor, Inc., 4.50% due 3/15/2029	16,065,000	12,171,647
			27,240,388
	Consumer Services — 1.2%
	Hotels, Restaurants & Leisure — 1.2%
	Hyatt Hotels Corp.,
	1.80% due 10/1/2024	6,520,000	6,170,919
	6.00% due 4/23/2030	4,475,000	4,496,122
[e]	Nathan’s Famous, Inc., 6.625% due 11/1/2025	15,305,000	14,718,360
[e]	Papa John’s International, Inc., 3.875% due 9/15/2029	12,568,000	10,335,169
[e]	SeaWorld Parks & Entertainment, Inc., 8.75% due 5/1/2025	11,405,000	11,808,509
[e]	TKC Holdings, Inc., 6.875% due 5/15/2028	8,650,000	7,446,612
			54,975,691
	Diversified Financials — 7.1%
	Capital Markets — 2.2%
[e,f]	B3 SA - Brasil Bolsa Balcao, 4.125% due 9/20/2031	8,827,000	7,226,841
	Blackstone Private Credit Fund,
[e]	2.625% due 12/15/2026	2,995,000	2,497,920
[e]	3.25% due 3/15/2027	1,397,000	1,185,732

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d]	Citigroup Global Markets Holdings, Inc., 6.40% due 1/29/2035	$ 4,108,000	$ 2,790,515
	Compass Group Diversified Holdings LLC,
[e]	5.00% due 1/15/2032	800,000	621,696
[e]	5.25% due 4/15/2029	9,153,000	7,582,162
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	5,218,000	4,499,168
	3.375% due 1/20/2027	4,157,000	3,614,096
[a,b,e,i]	JPR Royalty Sub LLC, 14.00% due 9/1/2020	2,000,000	0
	LPL Holdings, Inc.,
[e]	4.00% due 3/15/2029	2,820,000	2,425,736
[e]	4.375% due 5/15/2031	5,085,000	4,350,167
[e]	4.625% due 11/15/2027	3,515,000	3,310,251
	Main Street Capital Corp., 3.00% due 7/14/2026	2,258,000	1,974,756
	Owl Rock Capital Corp.,
	2.625% due 1/15/2027	833,000	693,006
	2.875% due 6/11/2028	7,319,000	5,760,346
[e]	Owl Rock Capital Corp. III, 3.125% due 4/13/2027	6,070,000	5,203,386
	Owl Rock Core Income Corp.,
[e]	3.125% due 9/23/2026	7,087,000	6,113,175
[e]	4.70% due 2/8/2027	1,910,000	1,747,574
[e]	5.50% due 3/21/2025	2,690,000	2,581,270
	Owl Rock Technology Finance Corp.,
	2.50% due 1/15/2027	3,547,000	3,016,121
[e]	3.75% due 6/17/2026	3,540,000	3,199,664
[e]	4.75% due 12/15/2025	6,409,000	6,062,273
	Sixth Street Specialty Lending, Inc.,
	2.50% due 8/1/2026	609,000	531,255
	3.875% due 11/1/2024	4,054,000	3,906,678
	SLR Investment Corp., 4.50% due 1/20/2023	3,875,000	3,828,655
[e]	StoneX Group, Inc., 8.625% due 6/15/2025	13,286,000	13,410,357
	Consumer Finance — 0.3%
[e]	FirstCash, Inc., 5.625% due 1/1/2030	17,215,000	15,078,791
	Diversified Financial Services — 4.4%
	Antares Holdings LP,
[e]	2.75% due 1/15/2027	1,630,000	1,370,732
[e]	3.75% due 7/15/2027	6,480,000	5,504,306
[e]	3.95% due 7/15/2026	9,451,000	8,225,583
[e]	6.00% due 8/15/2023	4,400,000	4,441,492
[e]	8.50% due 5/18/2025	2,750,000	2,968,268
	Bank of America Corp.,
[d]	0.976% (SOFR + 0.69%) due 4/22/2025	9,500,000	8,936,745
[d]	1.734% (SOFR + 0.96%) due 7/22/2027	1,290,000	1,149,687
[d]	1.938% (BSBY3M + 0.43%) due 5/28/2024	1,707,000	1,675,933
[d]	3.841% (SOFR + 1.11%) due 4/25/2025	2,535,000	2,527,547
[d,f]	Barclays plc, 2.791% (LIBOR 3 Month + 1.38%) due 5/16/2024	2,500,000	2,497,575
	BNP Paribas SA,
[d,e,f]	2.159% (SOFR + 1.22%) due 9/15/2029	1,350,000	1,130,787
[e,f]	3.375% due 1/9/2025	5,000,000	4,886,100
[d]	Charles Schwab Corp., 2.433% (SOFRINDX + 1.05%) due 3/3/2027	20,000,000	19,674,200
	Citigroup Mortgage Loan Trust,
[d]	1.462% (SOFR + 0.77%) due 6/9/2027	5,881,000	5,197,334
[d]	1.794% (SOFR + 0.67%) due 5/1/2025	3,971,000	3,868,628
[d]	2.216% (SOFR + 0.77%) due 6/9/2027	6,750,000	6,392,587
[d]	Citigroup, Inc., 4.658% (SOFR + 1.89%) due 5/24/2028	3,035,000	3,012,845
	Deutsche Bank AG,
[f]	0.898% due 5/28/2024	3,667,000	3,437,812
[d,f]	2.311% (SOFR + 1.22%) due 11/16/2027	4,670,000	4,028,762
[d,f]	2.783% (LIBOR 3 Month + 1.23%) due 2/27/2023	2,800,000	2,796,920
	Goldman Sachs Group, Inc.,
[d]	0.65% (SOFR + 0.50%) due 7/16/2024	5,092,000	4,877,830
[d]	1.676% (SOFR + 0.70%) due 1/24/2025	2,610,000	2,548,926
[d]	1.868% (SOFR + 0.92%) due 10/21/2027	2,692,000	2,584,966
[d]	1.937% (SOFR + 0.50%) due 9/10/2024	3,687,000	3,607,066
[d]	2.009% (SOFR + 0.62%) due 12/6/2023	2,027,000	2,004,804
[d]	2.258% (SOFR + 0.82%) due 9/10/2027	3,687,000	3,492,253

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	3.00% due 3/15/2024	$ 3,052,000	$ 3,013,148
	HSBC Holdings plc,
[d,f]	1.589% (SOFR + 1.29%) due 5/24/2027	3,500,000	3,077,270
[d,f]	1.645% (SOFR + 1.54%) due 4/18/2026	3,750,000	3,440,025
[d,f]	1.849% (SOFR + 0.58%) due 11/22/2024	715,000	694,208
[d,f]	2.206% (SOFR + 1.29%) due 8/17/2029	3,500,000	2,939,615
[d,f]	2.251% (SOFR + 1.10%) due 11/22/2027	1,350,000	1,202,823
[d,f]	4.18% (SOFR + 1.51%) due 12/9/2025	2,600,000	2,559,310
	JPMorgan Chase & Co.,
[d]	1.847% (SOFR + 0.89%) due 4/22/2027	2,304,000	2,210,181
[d]	2.038% (SOFR + 0.60%) due 12/10/2025	2,000,000	1,938,960
[d]	2.212% (SOFR + 0.92%) due 2/24/2026	7,590,000	7,345,602
[d]	4.08% (SOFR + 1.32%) due 4/26/2026	1,896,000	1,878,595
[d]	4.323% (SOFR + 1.56%) due 4/26/2028	2,434,000	2,396,687
[d,f]	Mitsubishi UFJ Financial Group, Inc., 3.837% (H15T1Y + 1.13%) due 4/17/2026	9,714,000	9,582,181
[d,f]	Mizuho Financial Group, Inc., 2.154% (LIBOR 3 Month + 0.63%) due 5/25/2024	2,946,000	2,908,497
[d,f]	Natwest Group plc, 1.642% (H15T1Y + 0.90%) due 6/14/2027	2,000,000	1,756,440
	Societe Generale SA,
[d,e,f]	1.792% (H15T1Y + 1.00%) due 6/9/2027	1,667,000	1,453,424
[d,e,f]	1.998% (SOFR + 1.05%) due 1/21/2026	2,600,000	2,513,030
[e,f]	2.625% due 1/22/2025	3,000,000	2,856,720
[e,f]	3.875% due 3/28/2024	2,000,000	1,980,620
[e,f]	4.25% due 9/14/2023	3,000,000	3,005,250
[d,f]	Sumitomo Mitsui Financial Group, Inc., 1.669% (SOFR + 0.88%) due 1/14/2027	4,760,000	4,625,720
	UBS Group AG,
[d,e,f]	1.494% (H15T1Y + 0.85%) due 8/10/2027	2,679,000	2,339,785
[d,e,f]	4.751% (H15T1Y + 1.75%) due 5/12/2028	3,600,000	3,561,768
[e]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	12,301,000	10,560,532
	Western Union Co., 2.85% due 1/10/2025	2,338,000	2,245,018
	Insurance — 0.2%
[e]	Global Atlantic Fin Co., 4.40% due 10/15/2029	7,275,000	6,636,982
			314,773,670
	Energy — 3.4%
	Energy Equipment & Services — 0.4%
[e]	Enviva Partners LP/Enviva Partners Finance Corp., 6.50% due 1/15/2026	17,644,000	17,054,161
[e]	Hanwha Energy USA Holdings Corp., 2.375% due 7/30/2022	1,915,000	1,913,908
	Odebrecht Offshore Drilling Finance Ltd.,
[e,f]	6.72% due 12/1/2022	62,885	60,616
[e,f,j]	7.72% due 12/1/2026 PIK	2,560,981	633,612
[c,e,f]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas SA), Zero coupon due 8/1/2022	304,899	1,314
[b,e,f,i]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	10,461,181	562,289
	Oil, Gas & Consumable Fuels — 3.0%
[e]	Chesapeake Energy Corp., 5.50% due 2/1/2026	8,950,000	8,537,942
[e]	Citgo Holding, Inc., 9.25% due 8/1/2024	15,777,000	15,354,019
[e]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	725,000	717,170
	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75% due 5/15/2025	9,188,000	8,552,190
[d]	Energy Transfer LP, 4.304% (LIBOR 3 Month + 3.02%) due 11/1/2066	1,200,000	845,400
	Florida Gas Transmission Co. LLC,
[e]	2.30% due 10/1/2031	3,985,000	3,238,052
[e]	3.875% due 7/15/2022	4,765,000	4,766,144
	Galaxy Pipeline Assets Bidco Ltd.,
[e,f]	1.75% due 9/30/2027	9,187,806	8,539,698
[e,f]	2.16% due 3/31/2034	4,189,350	3,560,780
[e,f]	2.625% due 3/31/2036	6,630,000	5,372,422
[e,f]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	16,000,000	4,339,680
	Gray Oak Pipeline LLC,
[e]	2.00% due 9/15/2023	7,848,000	7,626,922
[e]	3.45% due 10/15/2027	5,130,000	4,747,045
[e]	Gulfstream Natural Gas System LLC, 4.60% due 9/15/2025	5,000,000	5,006,400
[e,f]	Lukoil International Finance BV, 4.563% due 4/24/2023	1,050,000	729,739
[e]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	5,487,000	5,180,112
[e]	Par Petroleum LLC/Par Petroleum Finance Corp., 7.75% due 12/15/2025	451,000	428,951

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Parkland Corp.,
[e,f]	4.50% due 10/1/2029	$ 1,825,000	$ 1,486,535
[e,f]	5.875% due 7/15/2027	3,726,000	3,381,643
	Petroleos Mexicanos,
[f]	3.50% due 1/30/2023	2,674,000	2,630,387
[f]	5.95% due 1/28/2031	2,802,000	2,039,071
[e,f]	8.75% due 6/2/2029	6,500,000	5,874,570
	Petroleos Mexicanos (EUR), 3.75% due 2/21/2024	4,466,000	4,517,276
[e,f]	Petrorio Luxembourg Sarl, 6.125% due 6/9/2026	800,000	735,336
[e,f]	SA Global Sukuk Ltd., 0.946% due 6/17/2024	4,969,000	4,690,885
[e]	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50% due 10/15/2026	848,000	763,387
[c,d]	Summit Midstream Partners LP, Series A, 9.50% (LIBOR 3 Month + 7.43%) due 12/15/2022	2,114,000	1,505,337
	Sunoco LP/Sunoco Finance Corp.,
[e]	4.50% due 4/30/2030	2,500,000	2,032,500
	5.875% due 3/15/2028	10,000,000	9,191,200
	6.00% due 4/15/2027	3,000,000	2,860,890
	Tennessee Gas Pipeline Co. LLC, 7.00% due 3/15/2027	2,251,000	2,418,317
			151,895,900
	Food & Staples Retailing — 0.5%
	Food & Staples Retailing — 0.5%
	7-Eleven, Inc.,
[e]	0.625% due 2/10/2023	540,000	529,718
[e]	0.80% due 2/10/2024	5,236,000	4,972,472
[e]	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875% due 2/15/2028	13,948,000	13,042,775
[e]	KeHE Distributors LLC/KeHE Finance Corp., 8.625% due 10/15/2026	3,074,000	3,074,154
			21,619,119
	Food, Beverage & Tobacco — 2.2%
	Beverages — 0.7%
[e,f]	Becle SAB de CV, 2.50% due 10/14/2031	10,661,000	8,775,815
[e,f]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	10,825,000	9,552,088
	Constellation Brands, Inc., 4.35% due 5/9/2027	3,194,000	3,172,057
	Huntington Ingalls Industries, Inc., 2.043% due 8/16/2028	6,445,000	5,486,500
	Keurig Dr Pepper, Inc., 3.95% due 4/15/2029	6,036,000	5,762,871
	Food Products — 0.9%
[e,f]	Barry Callebaut Services NV, 5.50% due 6/15/2023	13,052,000	13,099,509
[e]	Darling Ingredients, Inc., 5.25% due 4/15/2027	3,700,000	3,587,927
[d]	General Mills, Inc., 2.054% (LIBOR 3 Month + 1.01%) due 10/17/2023	2,530,000	2,539,918
	Kraft Heinz Foods Co., 3.875% due 5/15/2027	4,582,000	4,433,589
	Post Holdings, Inc.,
[e]	4.625% due 4/15/2030	8,247,000	6,957,581
[e]	5.625% due 1/15/2028	8,445,000	8,014,643
	Tobacco — 0.6%
	Altria Group, Inc., 2.45% due 2/4/2032	9,890,000	7,448,159
	BAT Capital Corp., 2.726% due 3/25/2031	7,615,000	5,997,955
[e]	Vector Group Ltd., 10.50% due 11/1/2026	14,927,000	14,085,565
			98,914,177
	Health Care Equipment & Services — 2.0%
	Health Care Equipment & Supplies — 0.3%
[e]	Hologic, Inc., 3.25% due 2/15/2029	10,357,000	8,848,917
[e,f]	Olympus Corp., 2.143% due 12/8/2026	5,510,000	5,035,204
	Health Care Providers & Services — 1.4%
	Centene Corp., 3.375% due 2/15/2030	10,647,000	9,029,508
	Charles River Laboratories International, Inc.,
[e]	3.75% due 3/15/2029	4,567,000	3,963,425
[e]	4.25% due 5/1/2028	4,480,000	4,028,730
[e]	Highmark, Inc., 1.45% due 5/10/2026	8,000,000	7,239,440
	Humana, Inc., 0.65% due 8/3/2023	6,500,000	6,299,020
	Tenet Healthcare Corp.,
[e]	4.25% due 6/1/2029	4,123,000	3,484,100
[e]	4.375% due 1/15/2030	8,675,000	7,370,107
	4.625% due 7/15/2024	3,656,000	3,512,721

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	4.875% due 1/1/2026	$ 2,826,000	$ 2,607,013
[e]	6.125% due 6/15/2030	4,500,000	4,218,300
	Universal Health Services, Inc.,
[e]	1.65% due 9/1/2026	6,179,000	5,353,238
[e]	2.65% due 10/15/2030	4,646,000	3,702,537
	Health Care Technology — 0.3%
[e]	Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75% due 3/1/2025	15,084,000	14,706,447
			89,398,707
	Household & Personal Products — 1.4%
	Household Products — 1.2%
[e]	Energizer Holdings, Inc., 4.75% due 6/15/2028	8,110,000	6,450,451
[e]	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00% due 12/31/2026	4,585,000	3,923,705
	Prestige Brands, Inc.,
[e]	3.75% due 4/1/2031	6,386,000	5,293,355
[e]	5.125% due 1/15/2028	12,321,000	11,463,458
	Scotts Miracle-Gro Co., 4.375% due 2/1/2032	13,166,000	10,000,367
	Spectrum Brands, Inc.,
[e]	3.875% due 3/15/2031	9,098,000	7,340,994
[e]	5.50% due 7/15/2030	5,705,000	5,171,640
	Spectrum Brands, Inc. (EUR), 4.00% due 10/1/2026	2,900,000	2,883,790
[e]	Spectrum Brands, Inc.(EUR), 4.00% due 10/1/2026	2,000,000	1,988,821
	Personal Products — 0.2%
[e]	Edgewell Personal Care Co., 5.50% due 6/1/2028	10,292,000	9,303,042
			63,819,623
	Insurance — 3.7%
	Insurance — 3.7%
[e]	American National Group, Inc., 6.144% due 6/13/2032	12,684,000	12,589,377
[e,f]	Ascot Group Ltd., 4.25% due 12/15/2030	2,507,000	2,210,046
	Brighthouse Financial Global Funding,
[e]	1.55% due 5/24/2026	2,089,000	1,854,823
[d,e]	1.561% (SOFR + 0.76%) due 4/12/2024	2,307,000	2,289,905
[e]	2.00% due 6/28/2028	4,823,000	4,170,062
	Brighthouse Financial, Inc., 5.625% due 5/15/2030	3,750,000	3,644,888
[e,f]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	4,790,000	4,701,864
[d]	Enstar Finance LLC, 5.75% (5-Yr. CMT + 5.47%) due 9/1/2040	1,672,000	1,522,573
	Enstar Group Ltd.,
[f]	3.10% due 9/1/2031	4,445,000	3,523,729
[f]	4.95% due 6/1/2029	4,726,000	4,519,852
	Equitable Financial Life Global Funding,
[e]	1.00% due 1/9/2026	3,000,000	2,671,620
[e]	1.40% due 8/27/2027	4,620,000	4,014,087
[e]	1.80% due 3/8/2028	4,074,000	3,535,580
	F&G Global Funding,
[e]	1.75% due 6/30/2026	9,523,000	8,435,188
[e]	2.00% due 9/20/2028	6,641,000	5,614,966
[e]	2.30% due 4/11/2027	4,467,000	3,978,087
	Fairfax Financial Holdings Ltd.,
[f]	3.375% due 3/3/2031	1,520,000	1,315,134
[f]	4.625% due 4/29/2030	4,673,000	4,487,202
[f]	4.85% due 4/17/2028	1,105,000	1,098,149
[e]	Fairfax U.S., Inc., 4.875% due 8/13/2024	1,187,000	1,185,718
[e,f]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	4,409,000	4,604,319
	Fidelity National Financial, Inc., 3.40% due 6/15/2030	5,137,000	4,501,861
	First American Financial Corp., 4.00% due 5/15/2030	1,843,000	1,651,881
	GA Global Funding Trust,
[d,e]	1.946% (SOFR + 0.50%) due 9/13/2024	5,322,000	5,121,680
[e]	2.25% due 1/6/2027	3,580,000	3,212,262
[e]	3.85% due 4/11/2025	5,860,000	5,739,987
	Globe Life, Inc., 4.80% due 6/15/2032	3,038,000	2,992,612
	Jackson Financial, Inc., 5.17% due 6/8/2027	2,788,000	2,761,960
	Mercury General Corp., 4.40% due 3/15/2027	2,438,000	2,386,680
[d,e]	Nationwide Mutual Insurance Co., 4.119% (LIBOR 3 Month + 2.29%) due 12/15/2024	6,178,000	6,153,659
[d,e]	Pacific Life Global Funding II, 2.009% (SOFR + 0.62%) due 6/4/2026	4,533,000	4,381,643

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[f,g]	Pentair Finance Sarl, 5.90% due 7/15/2032	$ 9,193,000	$ 9,198,700
[e]	Protective Life Corp., 3.40% due 1/15/2030	4,902,000	4,463,614
	Reliance Standard Life Global Funding II,
[e]	1.512% due 9/28/2026	4,000,000	3,527,080
[e]	2.75% due 5/7/2025	2,900,000	2,765,469
[e]	3.85% due 9/19/2023	3,000,000	3,000,030
[e]	RGA Global Funding, 2.00% due 11/30/2026	4,124,000	3,758,160
[e]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	2,000,000	1,951,620
[e]	Security Benefit Global Funding, 1.25% due 5/17/2024	2,404,000	2,277,261
	Stewart Information Services Corp., 3.60% due 11/15/2031	12,275,000	10,179,044
			161,992,372
	Materials — 3.8%
	Chemicals — 0.9%
[e,f]	NOVA Chemicals Corp., 5.25% due 6/1/2027	9,300,000	7,990,560
[e,f]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	10,325,000	8,767,267
	OCP SA,
[e,f]	3.75% due 6/23/2031	7,800,000	5,885,802
[e,f]	5.625% due 4/25/2024	4,710,000	4,769,111
	Phosagro OAO Via Phosagro Bond Funding DAC,
[e,f]	3.05% due 1/23/2025	933,000	274,824
[e,f]	3.949% due 4/24/2023	11,250,000	3,370,275
[e,f]	SPCM SA, 3.125% due 3/15/2027	8,405,000	7,092,055
	Containers & Packaging — 1.7%
[e,f]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc, 3.25% due 9/1/2028	16,310,000	13,983,216
	Ball Corp.,
	2.875% due 8/15/2030	14,300,000	11,554,686
	3.125% due 9/15/2031	5,414,000	4,374,133
	Graphic Packaging International LLC,
[e]	3.50% due 3/15/2028 - 3/1/2029	8,150,000	7,034,381
	4.875% due 11/15/2022	8,160,000	8,162,366
[e]	Matthews International Corp., Class C, 5.25% due 12/1/2025	15,091,000	13,949,970
	Sealed Air Corp.,
[e]	5.00% due 4/15/2029	8,460,000	8,006,713
[e]	5.125% due 12/1/2024	4,500,000	4,466,340
[e]	Silgan Holdings, Inc., 1.40% due 4/1/2026	6,169,000	5,523,291
	Metals & Mining — 1.2%
[f]	AngloGold Ashanti Holdings plc, 3.375% due 11/1/2028	15,715,000	13,356,493
[e]	Cleveland-Cliffs, Inc., 6.75% due 3/15/2026	16,150,000	16,027,744
	Compass Minerals International, Inc.,
[e]	4.875% due 7/15/2024	3,575,000	3,333,080
[e]	6.75% due 12/1/2027	11,123,000	10,070,987
[e,f]	Metalloinvest Finance DAC, Series 2022-1A Class A, 3.375% due 10/22/2028	7,500,000	1,863,525
	Stillwater Mining Co.,
[e]	4.00% due 11/16/2026	9,328,000	7,748,210
[e]	4.50% due 11/16/2029	3,050,000	2,400,014
			170,005,043
	Media & Entertainment — 0.9%
	Media — 0.9%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[e]	4.25% due 2/1/2031	6,548,000	5,377,152
[e]	4.75% due 3/1/2030	8,394,000	7,179,556
[e]	Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875% due 8/15/2027	3,880,000	3,310,183
[e]	Magallanes, Inc., 3.528% due 3/15/2024	4,585,000	4,493,759
[e]	News Corp., 5.125% due 2/15/2032	1,980,000	1,757,409
[e]	Sirius XM Radio, Inc., 5.00% due 8/1/2027	4,475,000	4,151,323
[e,f]	Telenet Finance Luxembourg Notes Sarl, 5.50% due 3/1/2028	14,200,000	12,339,516
			38,608,898
	Pharmaceuticals, Biotechnology & Life Sciences — 0.2%
	Biotechnology — 0.1%
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	2,505,000	2,367,250
[f]	Royalty Pharma plc, 1.20% due 9/2/2025	4,086,000	3,660,729

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Life Sciences Tools & Services — 0.0%
[e]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	$ 2,000,000	$ 1,949,522
	Pharmaceuticals — 0.1%
[a,b,i]	Atlas U.S. Royalty LLC Participation Rights, Zero coupon due 3/15/2027	5,450,000	0
[e]	Bayer US Finance II LLC, 4.25% due 12/15/2025	2,500,000	2,467,300
			10,444,801
	Real Estate — 1.7%
	Equity Real Estate Investment Trusts — 1.3%
	American Tower Corp.,
	1.45% due 9/15/2026	1,842,000	1,611,621
	3.65% due 3/15/2027	2,830,000	2,692,688
	4.05% due 3/15/2032	1,546,000	1,408,360
	Crown Castle International Corp.,
	1.05% due 7/15/2026	2,636,000	2,285,227
	2.10% due 4/1/2031	3,567,000	2,831,663
	2.50% due 7/15/2031	1,886,000	1,548,293
	Iron Mountain, Inc.,
[e]	5.00% due 7/15/2028	2,880,000	2,553,782
[e]	5.25% due 7/15/2030	8,085,000	7,037,669
	Retail Opportunity Investments Partnership LP (Guaranty: Retail Opportunity Investments Corp.), 5.00% due 12/15/2023	1,500,000	1,497,855
	SBA Tower Trust,
[e]	1.631% due 5/15/2051	13,500,000	12,076,201
[e]	1.84% due 4/15/2027	3,400,000	3,029,304
[e]	3.448% due 3/15/2048	763,000	756,623
	Service Properties Trust,
	4.35% due 10/1/2024	2,295,000	1,864,251
	4.65% due 3/15/2024	900,000	779,445
	4.95% due 2/15/2027	2,850,000	2,098,199
	5.25% due 2/15/2026	700,000	539,147
[e,f]	Trust Fibra Uno, 5.25% due 1/30/2026	10,784,000	10,174,812
	Vornado Realty LP,
	2.15% due 6/1/2026	1,151,000	1,024,183
	3.40% due 6/1/2031	957,000	803,191
	Mortgage Real Estate Investment Trusts — 0.1%
	Sun Communities Operating LP, 2.30% due 11/1/2028	5,153,000	4,404,217
	Real Estate Management & Development — 0.3%
[e]	Cushman & Wakefield US Borrower LLC, 6.75% due 5/15/2028	14,249,000	13,240,171
			74,256,902
	Retailing — 0.5%
	Internet & Direct Marketing Retail — 0.4%
[e,f]	B2W Digital Lux Sarl, 4.375% due 12/20/2030	2,000,000	1,516,120
	MercadoLibre, Inc., 2.375% due 1/14/2026	16,065,000	13,880,160
	Specialty Retail — 0.1%
	Advance Auto Parts, Inc.,
	1.75% due 10/1/2027	1,792,000	1,517,627
	3.90% due 4/15/2030	2,996,000	2,728,038
			19,641,945
	Semiconductors & Semiconductor Equipment — 1.3%
	Semiconductors & Semiconductor Equipment — 1.3%
	Broadcom Corp./Broadcom Cayman Finance Ltd.,
[f]	3.50% due 1/15/2028	1,628,000	1,507,609
[f]	3.875% due 1/15/2027	4,975,000	4,795,950
	Broadcom, Inc.,
[e]	3.187% due 11/15/2036	4,861,000	3,692,367
[e]	4.00% due 4/15/2029	940,000	872,715
	4.75% due 4/15/2029	476,000	462,567
	Microchip Technology, Inc.,
	0.972% due 2/15/2024	5,137,000	4,880,818
[k]	4.25% due 9/1/2025	11,300,000	11,023,828
	Micron Technology, Inc.,
	4.663% due 2/15/2030	1,186,000	1,138,180

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	5.327% due 2/6/2029	$ 2,031,000	$ 2,024,034
	Qorvo, Inc.,
[e]	3.375% due 4/1/2031	6,367,000	5,034,323
	4.375% due 10/15/2029	7,992,000	7,034,798
[e,f]	Renesas Electronics Corp., 1.543% due 11/26/2024	6,990,000	6,526,843
	SK Hynix, Inc.,
[e,f]	1.00% due 1/19/2024	2,800,000	2,671,760
[e,f]	1.50% due 1/19/2026	4,400,000	3,954,280
[e,f]	2.375% due 1/19/2031	2,812,000	2,220,102
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	1,160,000	1,029,048
			58,869,222
	Software & Services — 4.6%
	Information Technology Services — 1.3%
	Block Financial LLC, 2.50% due 7/15/2028	3,605,000	3,132,096
	DXC Technology Co., 2.375% due 9/15/2028	11,657,000	10,007,418
[f]	Genpact Luxembourg Sarl, 3.375% due 12/1/2024	4,939,000	4,854,938
[f]	Genpact Luxembourg Sarl/Genpact USA, Inc., 1.75% due 4/10/2026	2,762,000	2,509,167
	Global Payments, Inc.,
	1.50% due 11/15/2024	2,230,000	2,091,249
	2.15% due 1/15/2027	1,394,000	1,235,474
	Kyndryl Holdings, Inc.,
[e]	2.05% due 10/15/2026	3,968,000	3,355,460
[e]	2.70% due 10/15/2028	8,296,000	6,611,995
	Leidos, Inc., 2.30% due 2/15/2031	2,220,000	1,757,086
	Sabre GLBL, Inc.,
[e]	7.375% due 9/1/2025	3,586,000	3,326,983
[e]	9.25% due 4/15/2025	2,267,000	2,188,993
[e]	Science Applications International Corp., 4.875% due 4/1/2028	15,749,000	14,687,045
[e]	Wipro IT Services LLC, 1.50% due 6/23/2026	3,953,000	3,549,596
	Interactive Media & Services — 0.1%
	Baidu, Inc.,
[f]	1.72% due 4/9/2026	466,000	425,710
[f]	4.375% due 5/14/2024	1,424,000	1,434,480
	Internet Software & Services — 0.8%
[e]	Arches Buyer, Inc., 4.25% due 6/1/2028	14,649,000	11,955,488
[e]	Cogent Communications Group, Inc., 7.00% due 6/15/2027	9,967,000	9,535,329
	Prosus NV,
[e,f]	3.061% due 7/13/2031	3,056,000	2,250,561
[e,f]	4.193% due 1/19/2032	14,694,000	11,819,119
	Professional Services — 0.3%
[e]	Korn Ferry, 4.625% due 12/15/2027	15,003,000	13,454,841
	Software — 2.1%
	CDK Global, Inc.,
	4.875% due 6/1/2027	13,685,000	13,566,077
[e]	5.25% due 5/15/2029	460,000	451,945
[e]	Fair Isaac Corp., 4.00% due 6/15/2028	16,087,000	14,244,395
[e]	Infor, Inc., 1.75% due 7/15/2025	2,250,000	2,081,025
[e]	LogMeIn, Inc, 5.50% due 9/1/2027	7,967,000	5,452,694
	MSCI, Inc.,
[e]	3.875% due 2/15/2031	9,973,000	8,521,430
[e]	4.00% due 11/15/2029	6,289,000	5,579,664
[e,f]	Open Text Corp., 3.875% due 2/15/2028	7,761,000	6,894,329
[e]	Open Text Holdings, Inc., 4.125% due 12/1/2031	7,667,000	6,375,494
	Oracle Corp.,
	1.65% due 3/25/2026	4,565,000	4,088,825
	2.30% due 3/25/2028	2,257,000	1,942,826
[e]	PTC, Inc., 3.625% due 2/15/2025	14,847,000	14,119,497
[e]	S&P Global, Inc., 2.45% due 3/1/2027	3,728,000	3,491,607
	Take-Two Interactive Software, Inc., 3.55% due 4/14/2025	2,115,000	2,080,272
	VMware, Inc.,
	1.00% due 8/15/2024	1,180,000	1,105,094
	4.50% due 5/15/2025	4,040,000	4,057,574
			204,235,776

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Technology Hardware & Equipment — 1.6%
	Communications Equipment — 0.3%
	Motorola Solutions, Inc.,
	2.30% due 11/15/2030	$ 337,000	$ 263,588
	5.60% due 6/1/2032	15,242,000	15,365,765
	Electronic Equipment, Instruments & Components — 0.6%
[f]	Flex Ltd., 4.875% due 5/12/2030	4,671,000	4,451,510
[e,f]	Sensata Technologies BV, 4.875% due 10/15/2023	4,838,000	4,769,542
[e]	TD SYNNEX Corp., 1.75% due 8/9/2026	10,183,000	8,983,850
	Trimble, Inc., 4.75% due 12/1/2024	6,525,000	6,551,687
	Vontier Corp.,
	1.80% due 4/1/2026	1,533,000	1,341,958
	2.40% due 4/1/2028	1,095,000	902,838
	Technology Hardware, Storage & Peripherals — 0.7%
	Dell International LLC/EMC Corp., 4.90% due 10/1/2026	5,123,000	5,126,945
	HP, Inc.,
	3.00% due 6/17/2027	3,237,000	2,992,024
	4.75% due 1/15/2028	8,704,000	8,605,122
[f]	Lenovo Group Ltd., 5.875% due 4/24/2025	10,993,000	11,320,262
	NetApp, Inc., 2.375% due 6/22/2027	1,331,000	1,207,456
			71,882,547
	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.3%
	Videotron Ltd.,
[e,f]	5.125% due 4/15/2027	7,150,000	6,654,147
[e,f]	5.375% due 6/15/2024	6,000,000	5,999,700
[e,f]	Virgin Media Secured Finance plc, 5.50% due 5/15/2029	1,800,000	1,612,710
	Wireless Telecommunication Services — 0.7%
	America Movil SAB de CV (MXN), 6.45% due 12/5/2022	45,000,000	2,208,233
	Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.,
[e,f]	8.00% due 12/31/2026	1,111,755	752,213
[e,f]	8.75% due 5/25/2024	4,866,916	4,530,424
[e,f]	SK Telecom Co. Ltd., 3.75% due 4/16/2023	3,000,000	3,005,790
	T-Mobile USA, Inc.,
	3.375% due 4/15/2029	10,090,000	8,830,768
	5.375% due 4/15/2027	3,690,000	3,655,056
	Vmed O2 UK Financing I plc,
[e,f]	4.25% due 1/31/2031	7,818,000	6,382,693
[e,f]	4.75% due 7/15/2031	1,500,000	1,231,935
			44,863,669
	Transportation — 0.2%
	Airlines — 0.2%
	American Airlines Pass Through Trust,
	Series 2013-2, 4.95% due 7/15/2024	4,118,867	4,020,055
	Series 2016-3 Class B, 3.75% due 4/15/2027	782,956	678,706
[e]	British Airways Pass Through Trust, Series 2020-1 Class A, 4.25% due 5/15/2034	1,040,817	991,826
	US Airways Pass Through Trust,
	Series 2010-1A Class PTT, 6.25% due 10/22/2024	579,697	576,439
	Series 2012-1A Class PTT, 5.90% due 4/1/2026	850,524	838,157
			7,105,183
	Utilities — 5.5%
	Electric Utilities — 4.4%
	AEP Texas, Inc.,
	4.70% due 5/15/2032	3,094,000	3,083,233
	Series I, 2.10% due 7/1/2030	4,500,000	3,744,765
[e,f]	AES Andres BV, 5.70% due 5/4/2028	8,167,000	6,995,117
[e]	Alexander Funding Trust, 1.841% due 11/15/2023	18,263,000	17,435,321
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	7,350,000	7,304,062
[e]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	1,500,000	1,332,465
	American Electric Power Co., Inc., 2.031% due 3/15/2024	3,302,000	3,192,274
	Appalachian Power Co., Series AA, 2.70% due 4/1/2031	4,705,000	4,051,617

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Black Hills Corp.,
	1.037% due 8/23/2024	$ 8,226,000	$ 7,705,459
	2.50% due 6/15/2030	1,000,000	835,920
[e]	Boston Gas Co., 3.757% due 3/16/2032	6,140,000	5,687,421
[d]	CenterPoint Energy, Inc., 1.867% (SOFRINDX + 0.65%) due 5/13/2024	2,500,000	2,440,150
	Comision Federal de Electricidad,
[e,f]	3.348% due 2/9/2031	10,720,000	8,222,776
[e,f]	4.688% due 5/15/2029	5,000,000	4,479,100
[f]	5.00% due 9/29/2036	869,000	763,243
	Enel Finance International NV,
[e,f]	1.375% due 7/12/2026	2,750,000	2,418,570
[e,f]	1.875% due 7/12/2028	1,250,000	1,051,475
[e,f]	4.625% due 6/15/2027	6,400,000	6,291,968
[e,f]	5.00% due 6/15/2032	5,770,000	5,577,224
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	5,866,000	5,195,281
	3.45% due 12/1/2027	3,000,000	2,856,300
[e]	Evergy Missouri West, Inc., 3.75% due 3/15/2032	4,100,000	3,907,464
	Georgia Power Co., 4.70% due 5/15/2032	12,308,000	12,364,863
[e]	Mid-Atlantic Interstate Transmission LLC, 4.10% due 5/15/2028	945,000	922,688
[e]	Midland Cogeneration Venture LP, 6.00% due 3/15/2025	418,146	408,227
[e]	Monongahela Power Co., 3.55% due 5/15/2027	3,305,000	3,137,205
	NextEra Energy Capital Holdings, Inc.,
	0.65% due 3/1/2023	6,667,000	6,552,461
	5.00% due 7/15/2032	1,580,000	1,618,663
	Pacific Gas & Electric Co., 3.25% due 2/16/2024	8,680,000	8,449,025
	Pacific Gas and Electric Co., 1.367% due 3/10/2023	3,318,000	3,264,547
[d]	PPL Electric Utilities Corp., 1.84% (SOFR + 0.33%) due 6/24/2024	3,560,000	3,491,897
	Puget Energy, Inc.,
	2.379% due 6/15/2028	2,980,000	2,607,798
	4.10% due 6/15/2030	1,950,000	1,814,202
	4.224% due 3/15/2032	3,655,000	3,364,866
	Southern California Edison Co., Series J 0.70% due 8/1/2023	8,857,000	8,588,279
	Southern Co.,
	3.25% due 7/1/2026	6,725,000	6,441,205
	5.113% due 8/1/2027	6,096,000	6,155,802
[e]	Toledo Edison Co., 2.65% due 5/1/2028	3,933,000	3,663,393
	Transelec SA,
[e,f]	4.25% due 1/14/2025	400,000	392,836
[e,f]	4.625% due 7/26/2023	2,409,000	2,420,587
[e]	Vistra Operations Co. LLC, 4.875% due 5/13/2024	12,188,000	12,125,232
	Gas Utilities — 1.1%
[d]	CenterPoint Energy Resources Corp., 2.111% (LIBOR 3 Month + 0.50%) due 3/2/2023	1,263,000	1,259,022
[e,f]	ENN Clean Energy International Investment Ltd., 3.375% due 5/12/2026	9,524,000	8,690,269
[d]	ONE Gas, Inc., 2.331% (LIBOR 3 Month + 0.61%) due 3/11/2023	5,588,000	5,562,295
[e,f]	Rockpoint Gas Storage Canada Ltd., 7.00% due 3/31/2023	16,816,000	16,608,827
	Southwest Gas Corp., 4.05% due 3/15/2032	5,870,000	5,337,474
[d]	Spire Missouri, Inc., 1.875% (SOFR + 0.50%) due 12/2/2024	12,345,000	12,228,833
			242,041,701
	Total Corporate Bonds (Cost $2,382,744,526)		2,138,266,418
	Convertible Bonds — 0.7%
	Diversified Financials — 0.3%
	Diversified Financial Services — 0.3%
	EZCORP, Inc.,
	2.375% due 5/1/2025	13,431,000	11,852,454
	2.875% due 7/1/2024	215,000	222,953
			12,075,407
	Media & Entertainment — 0.2%
	Media — 0.2%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	15,486,000	9,231,050
			9,231,050

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Real Estate — 0.2%
	Equity Real Estate Investment Trusts — 0.2%
[e]	Radius Global Infrastructure, Inc., 2.50% due 9/15/2026	$ 11,200,000	$ 10,788,848
			10,788,848
	Total Convertible Bonds (Cost $32,452,200)		32,095,305
	Long-Term Municipal Bonds — 0.3%
	California Health Facilities Financing Authority, 7.875% due 2/1/2026	1,610,000	1,616,635
	City of Chicago GO,
	Series B,
	7.045% due 1/1/2029	1,940,000	2,048,597
	7.045% due 1/1/2029 (pre-refunded 1/1/2023)	285,000	290,887
	City of Detroit GO,
	Series B
	2.017% due 4/1/2023	275,000	271,790
	2.189% due 4/1/2024	275,000	267,518
	2.511% due 4/1/2025	465,000	447,358
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	2,115,000	2,105,442
	2.631% due 6/15/2024	1,565,000	1,530,465
	New York Transportation Development Corp., 4.248% due 9/1/2035	3,195,000	3,161,050
	West Contra Costa USD GO, 2.612% due 8/1/2032	980,000	859,715
	Total Long-Term Municipal Bonds (Cost $12,734,941)		12,599,457
	Other Government — 0.6%
[e,f]	Dominican Republic International Bond, Series 144A 5.50% due 2/22/2029	6,450,000	5,623,626
[e,f]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	14,382,000	12,299,199
	Indonesia Treasury Bond (IDR),
	7.50% due 5/15/2038 - 4/15/2040	80,985,000,000	5,415,298
	8.375% due 4/15/2039	44,919,000,000	3,188,307
	Total Other Government (Cost $29,937,955)		26,526,430
	U.S. Treasury Securities — 2.9%
	United States Treasury Notes,
	0.375%, 11/30/2025	8,200,000	7,488,906
	0.625%, 5/15/2030 - 8/15/2030	19,127,000	15,923,857
	1.00%, 7/31/2028	60,000,000	53,067,188
	1.25%, 6/30/2028	50,000,000	44,976,563
	United States Treasury Notes Inflationary Index, 0.125%, 1/15/2030	7,302,685	6,966,784
	Total U.S. Treasury Securities (Cost $132,450,937)		128,423,298
	U.S. Government Agencies — 0.3%
[c,d,e]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.42%), 9/15/2025	9,580,000	9,053,426
[f]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.50%, 1/23/2029	4,118,000	3,311,037
	Total U.S. Government Agencies (Cost $14,017,991)		12,364,463
	Mortgage Backed — 12.0%
[d,e]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022 Class B1, 4.057% due 12/25/2066	4,575,000	3,299,516
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class A1, 3.805% due 1/25/2049	1,208,867	1,176,979
[d,e]	Series 2019-3 Class A1, 2.962% due 10/25/2048	2,118,780	2,006,972
[d,e]	Series 2021-1R Class A1, 1.175% due 10/25/2048	4,026,710	3,719,123
[d,e]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	17,152,815	16,455,517
[d]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 2.572% due 8/25/2033	26,971	26,971
[e]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	1,397,621	1,387,775
[d,e]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B1, 5.084% due 2/25/2055	3,500,000	3,231,645
[d,e]	Cascade MH Asset Trust, Whole Loan Securities Trust CMO, Series 2021-MH1 Class B3, 7.717% due 2/25/2046	1,936,119	1,573,011
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class B4, 3.913% due 3/25/2050	734,921	631,933
[d,e]	Series 2019-1 Class B5, 3.913% due 3/25/2050	377,152	316,276
[d,e]	Series 2019-1 Class B6, 1.449% due 3/25/2050	492,140	363,417

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	$ 2,753,820	$ 2,490,424
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class A1, 3.007% due 1/25/2067	4,400,595	4,143,987
	Series 2022-2 Class B2,
[d,e]	4.561% due 1/25/2067	4,700,000	3,895,064
[d,e]	4.66% due 3/25/2067	7,015,000	5,932,485
	CIM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	216,586	214,768
[d,e,h]	Series 2020-J1 Class AIO1, 0.45% due 7/25/2050	16,764,488	234,078
[d,e,h]	Series 2020-J1 Class AIO2, 0.50% due 7/25/2050	14,952,446	257,314
[d,e,h]	Series 2020-J1 Class AIOS, 0.20% due 6/25/2050	20,037,484	140,916
[d,e]	Series 2020-J1 Class B4, 3.45% due 7/25/2050	347,061	290,010
[d,e]	Series 2020-J1 Class B5, 3.45% due 7/25/2050	173,530	126,811
[d,e]	Series 2020-J1 Class B6, 3.45% due 7/25/2050	325,435	126,477
[d,e,h]	Series 2020-J2 Class AX1, 0.262% due 1/25/2051	113,431,428	1,288,694
[d,e,h]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	120,559,945	1,197,184
[d,e]	Series 2020-J2 Class B4, 2.762% due 1/25/2051	491,000	240,072
[d,e]	Series 2020-J2 Class B5, 2.762% due 1/25/2051	164,000	78,072
[d,e]	Series 2020-J2 Class B6, 2.762% due 1/25/2051	654,523	164,240
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 2.482% due 3/25/2034	25,836	25,421
[d,e]	Series 2014-A Class A, 4.00% due 1/25/2035	474,126	453,418
[d,e]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	1,180,900	971,164
[d,e]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	770,600	619,994
[d,e]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	386,242	277,775
[e,h]	Series 2020-EXP1 Class XS, 0.01% due 5/25/2060	22,984,017	15,399
[d,e,h]	Series 2020-EXP2 Class A3IW, 0.909% due 8/25/2050	18,528,476	806,113
[d,e,h]	Series 2020-EXP2 Class A4IW, 0.909% due 8/25/2050	2,004,786	87,222
[d,e]	Series 2020-EXP2 Class B5, 3.409% due 8/25/2050	153,000	91,360
[d,e]	Series 2020-EXP2 Class B6, 3.409% due 8/25/2050	372,000	173,527
[d,e,h]	Series 2021-J1 Class A5IX, 0.111% due 4/25/2051	120,901,903	602,938
[d,e,h]	Series 2021-J1 Class AIOS, 0.23% due 4/25/2051	121,921,272	1,537,598
[d,e]	Series 2021-J1 Class B4, 2.611% due 4/25/2051	375,000	150,734
[d,e]	Series 2021-J1 Class B5, 2.611% due 4/25/2051	616,000	224,629
[d,e]	Series 2021-J1 Class B6, 2.611% due 4/25/2051	454,249	108,298
[d,e,h]	Series 2021-J2 Class A4I2, 0.18% due 7/25/2051	38,588,311	366,103
[d,e,h]	Series 2021-J2 Class A5IX, 0.092% due 7/25/2051	352,450,390	1,418,084
[d,e,h]	Series 2021-J2 Class AIOS, 0.08% due 7/25/2051	370,954,627	1,635,279
[d,e]	Series 2021-J2 Class B4, 2.772% due 7/25/2051	2,281,541	1,093,449
[d,e]	Series 2021-J2 Class B5, 2.772% due 7/25/2051	623,000	287,694
[d,e]	Series 2021-J2 Class B6, 2.772% due 7/25/2051	1,247,350	313,034
[d,e,h]	Series 2021-J3 Class A3I1, 0.50% due 9/25/2051	15,819,969	418,482
[d,e,h]	Series 2021-J3 Class A5I2, 0.25% due 9/25/2051	130,206,672	1,579,251
[d,e,h]	Series 2021-J3 Class AIOS, 0.08% due 9/25/2051	136,845,254	433,799
[d,e]	Series 2021-J3 Class B4, 2.856% due 9/25/2051	1,032,000	465,050
[d,e]	Series 2021-J3 Class B5, 2.856% due 9/25/2051	173,000	64,996
[d,e]	Series 2021-J3 Class B6, 2.856% due 9/25/2051	590,214	152,492
[d,e,h]	Series 2022-INV1 Class A5IX, 0.30% due 11/27/2051	223,648,916	3,191,649
[d,e]	Series 2022-INV1 Class B4, 3.30% due 11/27/2051	1,368,301	948,073
[d,e]	Series 2022-INV1 Class B6, 3.30% due 11/27/2051	3,449,508	1,278,342
[d,e,h]	Series 2022-J1 Class A4IO, 0.25% due 2/25/2052	35,353,207	441,438
[d,e,h]	Series 2022-J1 Class A5IX, 0.161% due 2/25/2052	322,912,543	2,336,627
[d,e,h]	Series 2022-J1 Class AIOS, 0.08% due 2/25/2052	338,744,977	1,227,307
[d,e]	Series 2022-J1 Class B4, 2.911% due 2/25/2052	700,598	290,094
[d,e]	Series 2022-J1 Class B5, 2.911% due 2/25/2052	527,000	184,623
[d,e]	Series 2022-J1 Class B6, 2.911% due 2/25/2052	1,404,735	343,580
	COMM Mortgage Trust, CMBS, Series 2015-DC1 Class A4, 3.078% due 2/10/2048	4,810,000	4,680,660
[d,e]	CSMC Trust, CMBS, Series 2021-BPNY Class A, 5.039% (LIBOR 1 Month + 3.71%) due 8/15/2023	13,600,000	13,421,914
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2013-HYB1 Class B3, 2.958% due 4/25/2043	1,416,181	1,416,181
[d,e,h]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	61,163,571	401,276
[d,e]	Series 2021-AFC1 Class B3, 4.373% due 3/25/2056	146,228	127,734
[d,e,h]	Series 2021-AFC1 Class XS, 3.356% due 3/25/2056	61,163,571	5,976,923
[d,e]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	3,099,053	2,683,561
[d,e]	Series 2021-NQM3 Class B2, 4.128% due 4/25/2066	2,650,000	2,075,988

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2021-NQM8 Class B2, 4.213% due 10/25/2066	$ 3,478,650	$ 2,466,874
[d,e]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	6,463,919	6,378,848
[d,e]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	1,032,425	957,575
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-2 Class A1, 2.739% due 11/25/2059	1,285,812	1,241,337
[d,e]	Series 2021-2 Class A1, 0.931% due 6/25/2066	3,373,243	3,000,892
[d,e]	Series 2022-1 Class B2, 3.886% due 1/25/2067	6,901,000	4,746,646
[d,h]	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates, CMBS, Series KIR1 Class X, 1.185% due 3/25/2026	33,981,685	1,126,887
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	7,416,492	6,999,402
	Series 2020-2 Class MA, 2.00% due 11/25/2059	3,488,909	3,293,014
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
[d,e]	Series 2017-SC01 Class M1, 3.653% due 12/25/2046	451,809	441,168
[d,e]	Series 2017-SC02 Class M1, 3.85% due 5/25/2047	188,799	186,295
	Federal National Mtg Assoc., CMO REMIC, Series 1994-37 Class L, 6.50% due 3/25/2024	209	213
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2020-1 Class A2IO, 1.24% due 4/25/2050	133,943,879	2,643,449
[d,e]	Series 2020-1 Class B3, 2.88% due 4/25/2050	1,417,051	1,140,969
[d,e]	Series 2020-1 Class B4, 2.88% due 4/25/2050	1,325,000	746,290
[d,e]	Series 2020-1 Class B5, 2.88% due 4/25/2050	470,000	216,345
[d,e]	Series 2020-1 Class B6, 2.88% due 4/25/2050	755,000	268,948
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	355,903	328,514
[d,e]	Series 2018-3 Class B4, 4.48% due 5/25/2048	5,442,285	4,906,741
[d,e]	Series 2019-2 Class B3, 4.038% due 12/25/2049	3,688,710	3,380,385
[d,e,h]	Series 2020-2 Class AX1, 0.677% due 8/25/2050	29,618,833	725,812
[d,e,h]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	5,075,874	97,805
[d,e]	Series 2020-2 Class B4, 3.677% due 8/25/2050	211,168	170,601
[d,e]	Series 2020-2 Class B5, 3.677% due 8/25/2050	630,610	499,458
[d,e]	Series 2020-2 Class B6C, 3.677% due 8/25/2050	842,886	444,868
[d,e,h]	Series 2021-13INV Class AX1, 0.192% due 12/30/2051	182,566,464	1,603,573
[d,e,h]	Series 2021-13INV Class AX17, 0.18% due 12/30/2051	15,093,222	150,449
[d,e,h]	Series 2021-13INV Class AX4, 0.50% due 12/30/2051	13,804,406	370,307
[d,e]	Series 2021-13INV Class B4, 3.372% due 12/30/2051	2,641,794	1,809,164
[d,e]	Series 2021-13INV Class B5, 3.372% due 12/30/2051	481,599	315,299
[d,e]	Series 2021-13INV Class B6C, 3.372% due 12/30/2051	4,197,744	2,020,466
[d,e]	FREMF Mortgage Trust, CMBS, Series 2016-KF24 Class B, 6.12% (LIBOR 1 Month + 5.00%) due 10/25/2026	363,162	366,265
	GCAT Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-NQM3 Class A1, 2.686% due 11/25/2059	964,172	934,620
[d,e]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	4,898,309	4,728,159
[d,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	10,298,358	9,870,259
[d,e]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	2,658,281	2,328,646
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2020-INV1 Class A11X, 3.437% due 10/25/2050	1,105,310	103,985
[d,e,h]	Series 2020-INV1 Class A12X, 2.946% due 10/25/2050	13,234,429	1,062,105
[d,e,h]	Series 2020-INV1 Class AIOS, 0.19% due 10/25/2050	68,164,505	556,468
[d,e,h]	Series 2020-INV1 Class AX1, due 10/25/2050	47,850,594	479
[d,e,h]	Series 2020-INV1 Class AX2, 0.446% due 10/25/2050	2,385,141	27,543
[d,e,h]	Series 2020-INV1 Class AX4, 0.933% due 10/25/2050	2,567,576	64,335
[d,e]	Series 2020-INV1 Class B4, 3.878% due 10/25/2050	1,292,466	1,102,371
[d,e]	Series 2020-INV1 Class B5, 3.878% due 10/25/2050	1,292,466	957,923
[d,e]	Series 2020-INV1 Class B6, 3.878% due 10/25/2050	2,982,562	1,682,336
[d,e,h]	Series 2020-INV1 Class BX, 0.378% due 10/25/2050	14,746,607	261,761
[d,e,h]	Series 2020-PJ3 Class A11X, 3.50% due 10/25/2050	2,851,335	307,561
[d,e,h]	Series 2020-PJ3 Class AIOS, 0.20% due 10/25/2050	104,271,717	765,208
[d,e,h]	Series 2020-PJ3 Class AX1, 0.076% due 10/25/2050	84,584,749	140,774
[d,e,h]	Series 2020-PJ3 Class AX2, 0.50% due 10/25/2050	7,889,503	128,162
[d,e,h]	Series 2020-PJ3 Class AX4, 0.35% due 10/25/2050	7,781,924	92,181
[d,e]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 5.487% due 5/25/2065	14,305,000	13,811,130
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM3 Class B2, 4.176% due 11/25/2056	5,408,000	3,814,432
[d,e]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	4,757,153	4,151,660
[d,e]	Series 2021-NQM4 Class B2, 4.10% due 1/25/2057	2,500,000	1,734,849
[d,e]	Series 2022- NQM1 Class A1, 2.493% due 2/25/2067	19,173,193	17,540,523
[d,e]	Series 2022-NQM2 Class B2, 4.20% due 3/25/2067	15,600,000	12,221,828

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2022-NQM4 Class A, 4.767% due 6/25/2067	$ 14,648,715	$ 14,536,040
[d,e]	Series 2022-NQM4 Class A3, 5.04% due 6/25/2067	4,437,043	4,287,107
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.559% due 6/25/2045	892,551	678,314
[d,e]	Series 2016-5 Class B4, 2.516% due 12/25/2046	1,630,300	1,377,903
[d,e]	Series 2016-5 Class B5, 2.516% due 12/25/2046	1,235,596	841,583
[d,e]	Series 2017-5 Class B6, 3.053% due 10/26/2048	2,784,117	1,956,928
[d,e]	Series 2019-8 Class B4, 4.175% due 3/25/2050	3,445,717	3,116,428
[d,e,h]	Series 2020-3 Class AX1, 0.145% due 8/25/2050	10,963,233	38,639
[d,e,h]	Series 2020-4 Class A11X, 4.244% (5.25% - LIBOR 1 Month) due 11/25/2050	2,159,513	165,727
[d,e,h]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	9,789,790	133,631
[d,e,h]	Series 2020-4 Class AX1, 0.112% due 11/25/2050	36,159,958	77,740
[d,e,h]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	1,000,394	96,480
[d,e,h]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	2,308,879	34,641
[d,e]	Series 2020-4 Class B4, 3.662% due 11/25/2050	1,332,360	1,101,517
[d,e]	Series 2020-4 Class B5, 3.662% due 11/25/2050	614,419	483,479
[d,e]	Series 2020-4 Class B6, 3.567% due 11/25/2050	1,069,000	536,208
[d,e,h]	Series 2020-7 Class A3X, 0.50% due 1/25/2051	8,443,822	131,405
[d,e,h]	Series 2020-7 Class AX1, 0.125% due 1/25/2051	40,153,471	129,740
[d,e,h]	Series 2020-7 Class AX3, 3.50% due 1/25/2051	2,757,650	305,598
[d,e,h]	Series 2020-7 Class AX4, 0.40% due 1/25/2051	2,580,164	33,076
[d,e]	Series 2020-7 Class B4, 3.525% due 1/25/2051	632,657	533,914
[d,e]	Series 2020-7 Class B5, 3.525% due 1/25/2051	441,322	284,488
[d,e]	Series 2020-7 Class B6, 3.525% due 1/25/2051	588,631	220,170
[d,e]	Series 2020-LTV1 Class B3A, 3.785% due 6/25/2050	2,786,346	2,589,952
[d,e]	Series 2021-11 Class B5, 3.031% due 1/25/2052	2,395,648	1,449,876
[d,e]	Series 2021-11 Class B6, 2.859% due 1/25/2052	2,800,854	1,093,731
[d,e]	Series 2021-LTV2 ClassA1, 2.52% due 5/25/2052	15,243,940	12,749,433
[d,e,h]	Series 2022-2 Class AX1, 0.136% due 8/25/2052	230,486,682	1,364,804
[d,e,h]	Series 2022-2 Class AX4, 0.50% due 8/25/2052	14,552,682	384,281
[d,e]	Series 2022-2 Class B4, 3.136% due 8/25/2052	3,346,294	2,131,011
[d,e]	Series 2022-2 Class B5, 3.136% due 8/25/2052	1,779,859	949,048
[d,e]	Series 2022-2 Class B6, 2.998% due 8/25/2052	1,841,056	459,712
[d,e,h]	Series 2022-3 Class AX1, 0.12% due 8/25/2052	420,708,503	2,234,173
[d,e]	Series 2022-3 Class B4, 3.12% due 8/25/2052	2,745,122	1,748,885
[d,e]	Series 2022-3 Class B5, 3.12% due 8/25/2052	1,746,534	712,646
[d,e]	Series 2022-3 Class B6, 3.12% due 8/25/2052	1,505,760	389,183
[d,e]	JPMorgan Wealth Management, Whole Loan Securities Trust CMO, Series 2021-CL1 Class M1, 2.226% (SOFR30A + 1.30%) due 3/25/2051	4,786,602	4,599,120
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2021-INV2 Class AX1, 0.134% due 8/25/2051	109,521,460	700,510
[d,e,h]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	7,504,214	285,029
[d,e]	Series 2021-INV2 Class B5, 3.334% due 8/25/2051	324,582	214,777
[d,e]	Series 2021-INV2 Class B6, 3.334% due 8/25/2051	1,557,861	631,617
[d,e,h]	Series 2021-INV3 Class AX1, 0.173% due 10/25/2051	131,824,342	1,111,727
[d,e,h]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	10,722,751	309,299
[d,e]	Series 2021-INV3 Class B5, 3.223% due 10/25/2051	450,054	294,568
[d,e]	Series 2021-INV3 Class B6, 3.223% due 10/25/2051	1,962,056	813,331
[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 2.959% due 8/25/2034	63,900	62,584
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	626,176	619,512
	MFA Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-NQM3 Class M1, 2.654% due 1/26/2065	800,000	679,680
[d,e]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	10,493,177	9,496,069
[d,e]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,950,000	4,592,606
[d,e]	MFRA Trust, Whole Loan Securities Trust CMO, Series 2022-CHM1, 3.875% due 9/25/2056	9,743,313	9,399,359
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-3A Class A1, 4.00% due 4/25/2057	1,102,801	1,079,090
[d,e]	Series 2017-4A Class A1, 4.00% due 5/25/2057	898,385	871,128
[d,e]	Series 2017-5A Class A1, 3.124% (LIBOR 1 Month + 1.50%) due 6/25/2057	572,973	571,235
[d,e]	Series 2017-6A Class A1, 4.00% due 8/27/2057	498,617	487,884
[d,e]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	931,221	905,591
[d,e]	Series 2020-NQM1 Class B2, 4.525% due 1/26/2060	1,214,000	1,060,920
[d,e,h]	Series 2021-INV1 Class AX1, 0.757% due 6/25/2051	112,300,332	4,030,358
[d,e]	Series 2021-INV1 Class B5, 3.257% due 6/25/2051	1,226,339	783,760

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2021-INV1 Class B6, 1.713% due 6/25/2051	$ 2,157,099	$ 981,715
[d,e]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	20,087,974	19,834,202
[d,e]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	6,889,804	6,149,303
[d,e]	Onslow Bay Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	18,134,386	15,801,186
	PRKCM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	5,166,377	4,541,751
[d,e]	Series 2021-AFC1 Class B2, 3.95% due 8/25/2056	2,729,000	1,917,520
	PRPM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-INV1 Class A1, 4.40% due 4/25/2067	30,000,000	29,126,790
[d,e]	Series 2022-INV1 Class A3, 4.442% due 4/25/2067	10,078,000	9,372,563
[d,e]	Rate Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-J1 Class A9, 2.50% due 1/25/2052	14,049,084	12,725,213
[e]	Saluda Grade Alternative Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-FIG1 Class C, 0.01% due 9/25/2050	6,510,371	991,529
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.139% due 11/25/2030	1,686,000	1,502,731
[d,e]	Series 2016-3 Class B3, 3.633% due 11/25/2046	2,906,174	2,496,432
[d,e]	Series 2017-7 Class B3, 3.724% due 10/25/2047	1,414,491	1,291,368
[d,e]	Series 2018-7 Class B4, 4.262% due 9/25/2048	1,802,000	1,802,000
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-3 Class A1, 2.703% due 9/25/2059	250,516	247,008
[d,e,h]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	17,397,542	56,801
[d,e]	Series 2019-3 Class B2, 5.663% due 9/25/2059	1,978,000	1,729,583
[d,e]	Series 2019-3 Class B3, 5.979% due 9/25/2059	842,000	675,122
[e]	Series 2019-3 Class XS1, 0.01% due 9/25/2059	17,273,013	653
[e]	Series 2019-3 Class XS2, 0.01% due 9/25/2059	17,273,013	329,875
[d,e]	Series 2020-2 Class A3, 1.895% due 5/25/2065	1,541,554	1,447,499
[d,e]	Series 2021-2 Class A1, 1.737% due 12/25/2061	7,365,166	6,381,318
[d,e]	Series 2022-A Class B2, 3.995% due 3/27/2062	4,204,000	3,212,228
[d,e]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.598% due 11/25/2046	2,937,587	2,427,279
[d,e]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-SH1 Class A1, 2.521% due 1/28/2050	418,611	414,988
[d,e]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	18,326,949	16,143,092
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class B3, 3.736% due 7/25/2048	2,616,659	2,387,940
[d,e]	Series 2018-2 Class B4, 3.736% due 7/25/2048	2,040,000	1,453,368
[d,e]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class A1, 3.25% due 3/25/2058	2,289,236	2,241,564
[d,e]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	12,749,662	12,460,563
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-4 Class B1, 3.86% due 11/25/2059	3,250,000	2,952,565
[d,e]	Series 2019-INV3 Class B2, 4.791% due 11/25/2059	1,385,000	1,333,011
[d,e]	Series 2020-1 Class B1, 3.624% due 1/25/2060	1,500,000	1,342,117
[d,e]	Series 2020-2 Class B1, 5.36% due 5/25/2060	2,225,000	2,172,492
[d,e]	Series 2020-INV1 Class B1, 5.75% due 3/25/2060	875,000	858,348
[d,e]	Series 2020-INV1 Class B2, 6.00% due 3/25/2060	1,416,000	1,370,094
[d,e]	Series 2021-R1 Class B2, 4.199% due 10/25/2063	1,125,000	1,042,753
	Vista Point Securitization Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-1 Class B1, 5.375% due 3/25/2065	2,625,000	2,565,706
[d,e]	Series 2020-1 Class B2, 5.375% due 3/25/2065	4,473,000	4,385,161
[d,e]	Series 2020-2 Class A2, 1.986% due 4/25/2065	1,569,799	1,476,203
	Wells Fargo Commercial Mortgage Trust CMBS, Series 2016-C34 Class A2, 2.603% due 6/15/2049	2,531,521	2,501,713
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,h]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	99,844,375	2,586,818
[d,e]	Series 2021-INV1 Class B4, 3.32% due 8/25/2051	1,693,611	1,164,406
[d,e]	Series 2021-INV1 Class B5, 3.32% due 8/25/2051	1,359,034	895,794
[d,e]	Series 2021-INV1 Class B6, 3.32% due 8/25/2051	1,052,614	385,203
	Total Mortgage Backed (Cost $574,722,492)		531,975,974
	Loan Participations — 2.0%
	Commercial & Professional Services — 0.1%
	Professional Services — 0.1%
[l]	Par Pacific Holdings, Inc., 7.77% (LIBOR 3 Month + 6.75%) due 1/12/2026	4,117,890	3,911,995
[l]	RGIS Services LLC, 9.166% (LIBOR 1 Month + 7.50%) due 6/25/2025	775,739	744,710
			4,656,705
	Consumer Services — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Hotels, Restaurants & Leisure — 0.1%
[l]	TKC Holdings, Inc., 7.00% (LIBOR 3 Month + 5.50%) due 5/15/2028	$ 4,632,908	$ 4,357,853
			4,357,853
	Health Care Equipment & Services — 0.2%
	Health Care Providers & Services — 0.2%
[l]	Change Healthcare Holdings LLC, 4.166% (LIBOR 1 Month + 2.50%) due 3/1/2024	10,536,904	10,232,703
			10,232,703
	Household & Personal Products — 0.1%
	Household Products — 0.1%
[l]	Energizer Holdings, Inc., 3.875% (LIBOR 1 Month + 2.25%) due 12/22/2027	5,559,625	5,264,298
			5,264,298
	Media & Entertainment — 0.4%
	Media — 0.4%
[l]	ABG Intermediate Holdings 2 LLC, 5.275% (SOFR + 3.75%) due 12/21/2028	9,310,000	8,681,575
[l]	DirecTV Financing LLC, 6.666% (LIBOR 1 Month + 5.00%) due 8/2/2027	9,698,000	8,901,988
[l]	Nielsen Finance LLC, 3.19% (LIBOR 1 Month + 2.00%) due 10/4/2023	1,688,022	1,676,155
			19,259,718
	Semiconductors & Semiconductor Equipment — 0.3%
	Information Technology Services — 0.3%
[l]	Xperi Corporation, 5.166% (LIBOR 1 Month + 3.50%) due 6/8/2028	11,419,470	10,902,054
			10,902,054
	Software & Services — 0.8%
	Information Technology Services — 0.2%
[l]	Genpact International, Inc., 3.041% (LIBOR 1 Month + 1.38%) due 8/9/2023	4,850,746	4,814,366
[l]	Vericast Corp., 10.00% (LIBOR 3 Month + 7.75%) due 6/16/2026	3,897,936	3,014,390
	Internet Software & Services — 0.5%
[l]	Titan Acquisition Co. Ltd, 6.25% (LIBOR 3 Month + 4.00%) due 10/18/2028	7,441,350	7,007,296
[l]	Dun & Bradstreet Corporation, 4.874% (LIBOR 1 Month + 3.25%) due 2/6/2026	18,511,708	17,429,884
	Software — 0.1%
[l]	GoTo Group, Inc., 6.345% (LIBOR 1 Month + 4.75%) due 8/31/2027	5,335,150	4,041,376
			36,307,312
	Total Loan Participations (Cost $96,341,223)		90,980,643
	Short-Term Investments — 7.7%
[m]	Thornburg Capital Management Fund	34,085,229	340,852,297
	Total Short-Term Investments (Cost $340,852,297)		340,852,297
	Total Investments — 99.1% (Cost $4,726,829,729)		$4,394,210,685
	Other Assets Less Liabilities — 0.9%		38,795,106
	Net Assets — 100.0%		$4,433,005,791

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2022
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	10,886,700	9/23/2022	11,473,925	$ 650,538	$ —

Net unrealized appreciation (depreciation)						$650,538

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
b	Non-income producing.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2022.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022, the aggregate value of these securities in the Fund’s portfolio was $2,925,276,323, representing 65.99% of the Fund’s net assets.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	When-issued security.
h	Interest only.
i	Bond in default.
j	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2022.
k	Segregated as collateral for a when-issued security.
l	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2022.
m	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM	Adjustable Rate Mortgage
BSBY3M	Bloomberg Short Term Bank Yield 3 Month
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
EUR	Denominated in Euro
FCB	Farm Credit Bank
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
IDR	Denominated in Indonesian Rupiah
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MXN	Denominated in Mexican Peso
PIK	Payment-in-kind
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
SPV	Special Purpose Vehicle
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2022 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/22	Dividend Income
Thornburg Capital Management Fund	$346,532,754	$1,286,558,571	$(1,292,239,028)	$-	$-	$340,852,297	$1,313,346